As filed with the Securities and Exchange Commission on March 10, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21079

Hatteras Alternative Mutual Funds Trust (Formerly AIP Alternative Strategies Funds)
(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615
(Address of principal executive offices) (Zip code)

Mr. David B. Perkins, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615

(Name and address of agent for service)

1-877-569-2382
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2009

Date of reporting period:  December 31, 2009

Item 1:  Reports to Stockholders.

A LETTER FROM THE PRESIDENT
Lee W. Schultheis

The entire Hatteras organization would like to thank you for your continued confidence in us, and your investment in the Alpha Hedged Strategies Fund and Beta Hedged Strategies Fund (the “Funds”). We value and respect our relationship with you. Each day, we focus our efforts on meeting the Funds’ investment objectives and exceeding your client service expectations.

The last few years have seen unprecedented dislocations in global financial markets. In addition to a revaluation of equities, a dramatic global liquidity crisis threatened the very foundation of our financial system. Credit markets, real estate, and commodities were all affected. Hedged strategies are designed to generally minimize correlations to equity markets and dampen volatility, although extreme market conditions can impair the effectiveness of these techniques for a period of time.

Through periods of extraordinary turmoil, we remember that great opportunities are often born out of crisis. Many hedged strategies seek to capitalize on market inefficiencies and mis-pricings, and 2009 began with highly dislocated global markets, an attractive environment for hedged strategies. Our Funds exceeded expectations, in part due to a degree of reversal of the severe dislocations from the prior period. Against the current backdrop of improving market liquidity, a healthier credit market, and a stabilization of global equity markets, hedged strategies continue to have a wealth of positives heading into 2010.

Asset management is not risk avoidance, but rather prudent risk management. This is perhaps even truer in the alternatives space, as a greater variety of risk management techniques are utilized as opposed to more passive approaches common in the traditional long-only world of investing. Hedged investing is about maximizing risk-adjusted returns, not just returns. It is our task to seek out opportunities, balance the risks and rewards and, whenever possible, mitigate unintended risks.

ONE

Although current market conditions are ripe with opportunity, it is important for managers of hedged strategies to benefit from the lessons of the recent past. While the Funds succeeded in meeting the demands of a daily liquid product during a time of market crisis, we also recognize it is important to take further steps to improve overall portfolio liquidity and flexibility for a broader range of events that may materialize in global markets.

The events of the last few years will no doubt have a profound effect on the hedge fund industry for many years to come. Those that adapt and survive will be focused on improving many of the elements that already exist in our mutual fund structure: liquidity, independent pricing, independent custody, and greater transparency in the oversight of the management process. The unique risk/return behaviors historically exhibited by hedge fund strategies should be especially attractive to investors in an environment where both the economy and markets may be in a phase of slow and sporadic recovery. We believe that the next few years may well present above average opportunities for those who can employ prudent risk-averse strategies to take advantage of them.

To meet these challenges, Hatteras Funds, manager of a broad range of $1.7 billion in alternative investment products, has added significant new resources to the portfolio management team that oversees operation of the Funds, including seasoned professionals with expertise in best practices and risk management from the fund of hedge funds industry. In keeping up with the changes in the industry, we have increased our emphasis on systemization of the investment process, with an eye toward enhancing the consistency of results over a wider variety of market conditions. Additional portfolio resources enable us to be even more vigilant in scrutinizing incremental risk exposures while attempting to maximize the units of return realized for each unit of risk taken. Our goal is to provide the performance benefits of investing in a fund of hedge funds with the transparency and liquidity of an open end mutual fund. We expect to have a high degree of correlation with the HFRI Fund-of-Funds Composite Index, both in risk and return metrics over time.

Our core mission is to provide our investors with unfettered access to quality hedge fund managers and their unique strategies. Our success in 2009 is due to a variety of factors, such as attracting quality managers, implementing a prudent mix of strategies, and minimizing risk exposures wherever possible. It is our goal to provide you with premier alternative investments in the liquid and transparent mutual fund structure. We thank you again for your confidence in Hatteras Funds and look forward to continuing a strong relationship with you in the future.

Lee W. Schultheis
President, Mutual Funds

TWO

Michael P. Hennen	Robert J. Murphy

DISCUSSION OF FUND PERFORMANCE
Michael P. Hennen, Director of Public Investments
Robert J. Murphy, Director of Risk Management

REVIEW OF MARKET PERFORMANCE
For the broad equity markets, 2009 picked up where 2008 left off — in the middle of a continuing decline that did not find its bottom until the first half of March 2009. From there, the ascent continued relatively unabated until the start of the fourth quarter when volatility rose in October and the S&P 500 Index posted its first negative monthly return after a run of seven positive months. Since then, volatility has drifted downward and the broad equity markets finished the last two months of the year on an upward trend.

Bonds generally followed a similar pattern for the year, with the Barclays Capital Aggregate Bond Index also starting the year on a downward path that reversed course in March and posted positive returns for nine consecutive months before finishing the year with negative performance for the month of December. Of particular note for the year was the solid rebound in high yield bonds during 2009 as compared to a sizable loss for 2008.

REVIEW OF HEDGE FUND PERFORMANCE

For hedge funds, the start of 2009 was characterized by a return to relative normalcy. As the added distractions caused by business pressures (most notably forced selling or deleveraging caused by investor redemptions and decreased availability of credit) had largely been addressed, it was time to focus on gaining back lost ground through identification of market opportunities caused by the systematic declines of 2008.

THREE

This led to fewer drawdowns and more consistent returns across many hedge fund strategies during 2009. The HFRI Fund of Funds Composite Index gained 11.5% through 2009.

There was a notable dispersion of results across various hedge fund strategies for 2009. Relative value arbitrage strategies, convertible arbitrage in particular, benefitted from both a return to appropriate valuations of securities within corporate capital structures and a marked increase in nontraditional (“crossover”) investors looking to increase returns on capital. Event driven strategies were largely positive for the year, with many managers utilizing this strategy able to extract value from increased efforts in activist and corporate restructuring activities. Long/short equity managers had a good year, on average, but lagged the broader equity markets due to the impact of hedging activities in a generally upward trending market for the last 9.5 months of the year. Market neutral equity managers were particularly hurt in this environment due to their traditionally higher hedged, lower net market exposure positioning.

REVIEW OF FUND PERFORMANCE

2009 was characterized by broad recoveries across various markets and asset classes. With recovery as a backdrop, the Funds generated strong performance across a variety of actively managed strategies and asset classes. Most notable were the returns that were generated by select credit positions which were investments by the Funds’ sub-advisors utilizing Relative Value and Event Driven strategies. As difficult as 2008 was, it created opportunities for experienced hedge fund managers to select credits that were disproportionately discounted by the selling pressures in the market. The realization of this value in credit securities materialized over the course of 2009 both from price appreciation and from restructuring situations in which the issuing companies bought back the debt. This credit recovery theme permeated many strategies and sub-strategies such as event driven, convertible arbitrage, and distressed securities as experienced managers with extensive backgrounds in fundamental credit research were able to sift through the universe of debt securities for hidden value.

Equity-based strategies experienced mixed results in 2009. The Funds’ Long/Short Equity sub-advisors posted good results for the year. Sub-advisors were able to find opportunities on the long side of the portfolio and were largely able to manage risk on their short positions. As one might expect in a market rally, a hedged approach detracted from performance as short positions were costly. While a market rally will almost always be costly for short positions, the type of rally experienced during the year was particularly difficult given that lower quality companies generally experienced stronger performance relative to higher quality companies.

FOUR

This difference of outperformance of lower quality versus higher quality was most apparent in Market Neutral Equity strategies in the Alpha Hedged Strategies Fund. Almost across the board, managers in this strategy posted negative results as their fundamental models were largely designed to make money on buying quality companies and matching that market exposure with short positions in lesser quality companies. Given the movement in the equity markets without the benefit of market exposure, or beta to the market, Market Neutral Equity strategies were the lone detractors to our performance in 2009.

The Funds ended 2008 with aggregate gross and net exposures at the higher end of the Funds’ historic ranges. For both Funds, the declines in values experienced by the positions constituting those exposures did not appear to appropriately reflect the associated and expected fundamental values of the companies issuing those securities. Generally, maintaining this positioning through established rebal-ancing targets as the year progressed proved to be beneficial to the Funds’ performance for the year. As the year progressed, net long positions were closely monitored and profits were taken when appropriate. Furthermore, the funds decreased aggregate gross and net exposures through portfolio rebalancing activities and specific directions to sub-advisors to increase hedging activities, particularly when entering the fourth quarter of 2009.

Unlike traditional funds of hedge funds, the Funds’ portfolio management team is able to monitor the portfolios on a daily basis and make allocation decisions based upon strategic goals in the light of short-term market conditions. Volatility of the Funds, while possibly considered high in absolute terms during the first quarter of 2009, was far below that of the equity markets. As the year progressed, positions reaching sales targets, rebalancing activities at the portfolio level and instructions to sub-advisors to increase hedging activities resulted in decreased volatility towards the second half of the year.

OPPORTUNITIES AND POSITIONING

Most market forecasts for 2010 are vague as to the amount of time remaining in the upward trends in the equity and credit markets witnessed at the start of the year. While forecasts differ about the specifics, it is reasonable to assume that economic and political forces will combine to make 2010 a more volatile year than was the case in 2009. In retrospect, last year’s improvements should have been expected as market participants have historically tended to over-buy during market rallies and over-sell during market corrections.

FIVE

As valuations approach a more reasonable reflection of corporate balance sheets, we expect a return to market valuations reflecting corporate fundamentals. Thus, resulting in an environment where security selection usurps market beta as a driver of returns for 2010.

With increased expected volatility and valuations reflecting more dispersion based upon fundamentals, directional market strategies become less attractive in favor of a more hedged approach. This should be beneficial for Long/Short Equity and Market Neutral Equity strategies with, in both cases, less net long exposures and increased exposures to idiosyncratic company risk. For Relative Value strategies, volatility and valuations create opportunities for trading-oriented strategies. In Event Driven strategies, continuing and increasing availability of credit should bode well for corporate events and restructuring activities. Increased volatility, however, can hurt mark-to-market valuations and a more cautious and hedged approach may be warranted.

The Funds’ distinct attributes of offering access to talented hedge fund managers in a mutual fund structure, with daily liquidity and full transparency, allowed the Funds’ portfolio management team to monitor short-term opportunities during 2009. Our investment process allowed for proper analysis of these opportunities within the full view of the Funds’ strategic goals. The result was solid performance, on both an absolute and a relative basis, for 2009. Going forward into 2010, the portfolio management team is taking a more hedged approach in light of expected market conditions. In addition, we are constantly looking for ways to upgrade the portfolio and follow established processes with discipline in order to fulfill the Funds’ investment mandates over a full market cycle.

We greatly appreciate the confidence and trust you have placed in us by your investment in the Funds. We thank you and assure you we are working hard every day to continue to deserve your trust. Please do not hesitate to contact us if you have any questions or comments.

Michael P. Hennen	Robert J. Murphy

SIX

DEFINITIONS

Barclays Capital Aggregate Bond Index: The Index represents securities that are SEC-registered, taxable, and dollar denominated. It covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

HFRI Fund of Funds Composite Index: Funds included in the Index invest with multiple managers through funds or managed accounts. The strategy designs a diversified portfolio of managers with the objective of significantly lowering the risk (volatility) of investing with an individual manager. The fund of funds manager has discretion in choosing which strategies to invest in for the portfolio. A manager may allocate funds to numerous managers within a single strategy, or with numerous managers in multiple strategies. The minimum investment in a fund of funds may be lower than an investment in an individual hedge fund or managed account. The investor has the advantage of diversification among managers and styles with significantly less capital than investing with separate managers. The HFRI are updated three times a month: Flash Update (5th business day of the month), Mid Update (15th of the month), and End Update (1st business day of the following month). The current month and the prior three months are left as estimates and are subject to change. All performance prior to that is locked and is no longer subject to change.

Standard & Poor’s (S&P) 500 Index: An index of 500 stocks chosen for market size, liquidity, and industry grouping, among other factors. The S&P 500 is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. Companies included in the index are selected by the S&P Index Committee, a team of analysts and economists at Standard & Poor’s. The S&P 500 is a market value weighted index — each stock’s weight in the index is proportionate to its market value.

SEVEN

SAFE HARBOR AND FORWARD-LOOKING STATEMENTS DISCLOSURE

The opinions expressed in this report are subject to change without notice. This material has been prepared or is distributed solely for informational purposes and is not a solicitation or an offer to buy any security or instrument or to participate in any trading strategy. The opinions discussed in the letter are solely those of Hatteras and may contain certain forward-looking statements about the factors that may affect the performance of the illustrative examples in the future. These statements are based on Hatteras’ predictions and expectations concerning certain future events and their expected impact, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the illustrative examples. Hatteras believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed. It is intended solely for the use of the person to whom it is given and may not be reproduced or distributed to any other person. The information and statistics in this report are from sources believed to be reliable, but are not warranted by Hatteras to be accurate or complete. Past performance does not guarantee future results.

IMPORTANT DISCLOSURES AND KEY RISK FACTORS

The Funds’ investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company, and it may be obtained by calling 1.877.569.2382 or visiting www.hatterasmutualfunds.com. Read it carefully before investing.

Certain hedging techniques and leverage employed in the management of the Funds may accelerate the velocity of possible losses. Short selling involves the risk of potentially unlimited increase in the market value of the security sold short, which could result in potentially unlimited loss for the Funds. Derivatives involve investment exposure that may exceed the original cost and a small investment in derivatives could have a large potential impact on the performance of the Funds. Options held in the Funds may be illiquid and the fund manager may have difficulty closing out a position. The Funds may also invest in:

•	smaller capitalized companies — subject to more abrupt or erratic market movements than larger, more established companies;

•	foreign securities, which involve currency risk, different accounting standards and are subject to political instability;

EIGHT

•	securities limited to resale to qualified institutional investors, which can affect their degree of liquidity;

•
shares of other investment companies that invest in securities and styles similar to the Funds, resulting in a generally higher investment cost than from investing directly in the underlying shares of these funds.

The Funds intend to utilize these individual securities and hedging techniques in matched combinations that are designed to neutralize or offset the individual risks of employing these techniques separately. Some of these matched strategies include merger arbitrage, long/short equity, convertible bond arbitrage and fixed-income arbitrage. There is no assurance that these strategies will protect against losses. The Funds are non-diversified and therefore may invest in the securities of fewer issuers than diversified funds at any one time; as a result, the gains and losses of a single security may have a greater impact on the Funds’ share price.

Because the Funds are fund-of-funds, your cost of investing in the Funds will generally be higher than the cost of investing directly in the shares of the mutual funds in which it invests. By investing in the Funds, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of the funds. Please refer to the prospectus for more information about the Funds, including risks, fees and expenses.

While the Funds are no-load funds, management fees and other expenses still apply. Mutual fund investing involves risk; loss of principal is possible. Please consult an investment professional for advice regarding your particular circumstances. An investment in the Funds may not be suitable for all investors.

The Funds are distributed by Hatteras Capital Distributors, LLC, an affiliate of Hatteras Alternative Mutual Funds, LLC by virtue of common control or ownership.

NINE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
ALPHA HEDGED STRATEGIES FUND (NO LOAD)
Growth of $10,000 — December 31, 2009

^	Since inception data for the Fund, the 90 Day T-Bill, the Barclays Capital Aggregate Bond Index and the S&P 500 Index is as of 9/23/2002.
*	Since inception data for the HFRI FOF: Conservative Index and the HFRI FOF: Composite Index is as of 9/30/2002.
†	Percentage shown is the average daily rate over the period.
**
The HFRI Fund of Funds Composite Index is a broader based, more diversified Fund of Funds Index that encompasses a more representative sample of strategies utilized in the Fund than the HFRI Fund of Funds Conservative Index, Barclays Capital Aggregate Bond Index and 90 Day T-Bill and therefore, the Fund is discontinuing the use of these indices.

As of 12/31/09		1Y	5Y1	Since Inception1,2
Alpha Hedged Strategies Fund (No Load)		18.95%	-0.21%	2.20%

Total Annual Fund Operating Expenses	5.97%
Net Fund Operating Expenses3	3.99%
1.     Average annual total return
2.     Fund inception date: 9/23/2002
3.     Excluding dividends on short positions and interest on borrowing; other fund operating expenses are capped indefinitely at 3.99%

TEN

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hatterasmutualfunds.com.

The chart assumes an initial investment of $10,000 made on September 23, 2002 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

The 90 Day Treasury Bill Index: This is an unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity.

Barclays Capital Aggregate Bond Index: The Index represents securities that are SEC-registered, taxable, and dollar denominated. It covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

HFRI Fund of Funds Composite Index: Funds included in the Index invest with multiple managers through funds or managed accounts. The strategy designs a diversified portfolio of managers with the objective of significantly lowering the risk (volatility) of investing with an individual manager. The fund of funds manager has discretion in choosing which strategies to invest in for the portfolio. A manager may allocate funds to numerous managers within a single strategy, or with numerous managers in multiple strategies. The minimum investment in a fund of funds may be lower than an investment in an individual hedge fund or managed account. The investor has the advantage of diversification among managers and styles with significantly less capital than investing with separate managers.

HFRI Fund of Funds Conservative Index: This is an equally weighted performance index. The funds that comprise this index are hedge funds available only to accredited investors. These funds seek to profit by investing in various absolute return, hedged strategies. One cannot invest directly in an index.

Standard & Poor’s (S&P) 500 Index: An index of 500 stocks chosen for market size, liquidity, and industry grouping, among other factors. The S&P 500 is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. Companies included in the index are selected by the S&P Index Committee, a team of analysts and economists at Standard & Poor’s. The S&P 500 is a market value weighted index — each stock’s weight in the index is proportionate to its market value.

ELEVEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
ALPHA HEDGED STRATEGIES FUND (CLASS C)
Growth of $10,000 — December 31, 2009

^	Since inception data for the Fund, the 90 Day T-Bill, the Barclays Capital Aggregate Bond Index and the S&P 500 Index is as of 8/01/2006.
*	Since inception data for the HFRI FOF: Conservative Index and the HFRI FOF: Composite Index is as of 7/31/2006.
†	Percentage shown is the average daily rate over the period.
**
The HFRI Fund of Funds Composite Index is a broader based, more diversified Fund of Funds Index that encompasses a more representative sample of strategies utilized in the Fund than the HFRI Fund of Funds Conservative Index, Barclays Capital Aggregate Bond Index and 90 Day T-Bill and therefore, the Fund is discontinuing the use of these indices.

			Since
As of 12/31/09		1Y	Inception1,2
Alpha Hedged Strategies Fund (Class C		18.13%	-3.53%

Total Annual Fund Operating Expenses	6.72%
Net Fund Operating Expenses3	4.74%
1.     Average annual total return
2.     Fund inception date: 8/1/2006
3.     Excluding dividends on short positions and interest on borrowing; other fund operating expenses are capped indefinitely at 4.74%

TWELVE

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hatterasmutualfunds.com.

The chart assumes an initial investment of $10,000 made on August 1, 2006 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

The 90 Day Treasury Bill Index: This is an unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity.

Barclays Capital Aggregate Bond Index: The Index represents securities that are SEC-registered, taxable, and dollar denominated. It covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

HFRI Fund of Funds Composite Index: Funds included in the Index invest with multiple managers through funds or managed accounts. The strategy designs a diversified portfolio of managers with the objective of significantly lowering the risk (volatility) of investing with an individual manager. The fund of funds manager has discretion in choosing which strategies to invest in for the portfolio. A manager may allocate funds to numerous managers within a single strategy, or with numerous managers in multiple strategies. The minimum investment in a fund of funds may be lower than an investment in an individual hedge fund or managed account. The investor has the advantage of diversification among managers and styles with significantly less capital than investing with separate managers.

HFRI Fund of Funds Conservative Index: This is an equally weighted performance index. The funds that comprise this index are hedge funds available only to accredited investors. These funds seek to profit by investing in various absolute return, hedged strategies. One cannot invest directly in an index.

Standard & Poor’s (S&P) 500 Index: An index of 500 stocks chosen for market size, liquidity, and industry grouping, among other factors. The S&P 500 is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. Companies included in the index are selected by the S&P Index Committee, a team of analysts and economists at Standard & Poor’s. The S&P 500 is a market value weighted index — each stock’s weight in the index is proportionate to its market value.

THIRTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
BETA HEDGED STRATEGIES FUND (NO LOAD)
Growth of $10,000 — December 31, 2009

^	Since inception data for the Fund, the 90 Day T-Bill and the S&P 500 Index is as of 4/28/2006.
*	Since inception data for the HFRI FOF: Strategic Index and the 90 Day T-Bill is as of 4/30/2006.
+	Percentage shown is the average daily rate over the period.

			Since
As of 12/31/09		1Y	Inception1,2
Beta Hedged Strategies Fund (No Load)		23.34%	-4.97%

Total Annual Fund Operating Expenses	4.82%
Net Fund Operating Expenses3	3.99%
1.     Average annual total return
2.     Fund inception date: 4/28/2006
3.     Excluding dividends on short positions and interest on borrowing; other fund operating expenses are capped indefinitely at 3.99%

FOURTEEN

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-569-2382.

The chart assumes an initial investment of $10,000 made on April 28, 2006 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

The 90 Day Treasury Bill Index: This is an unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity.

HFRI Fund of Funds Strategic Index: This is an equally weighted performance index. The funds that comprise this index are hedge funds available only to accredited investors. These funds seek to profit by investing in various opportunistic return, hedged and alternative strategies. One cannot invest directly in an index.

Standard & Poor’s (S&P) 500 Index: An index of 500 stocks chosen for market size, liquidity, and industry grouping, among other factors. The S&P 500 is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. Companies included in the index are selected by the S&P Index Committee, a team of analysts and economists at Standard & Poor’s. The S&P 500 is a market value weighted index — each stock’s weight in the index is proportionate to its market value.

FIFTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
BETA HEDGED STRATEGIES FUND (CLASS C)
Growth of $10,000 — December 31, 2009

^    Since inception data for the Fund, the 90 Day T-Bill and the S&P 500 Index is as of 8/01/2006.
*    Since inception data for the HFRI FOF: Strategic Index and the 90 Day T-Bill is as of 7/31/2006.
+    Percentage shown is the average daily rate over the period.

			Since
As of 12/31/09		1Y	Inception1,2
Beta Hedged Strategies Fund (Class C)		22.54%	-3.78%

Total Annual Fund Operating Expenses	5.57%
Net Fund Operating Expenses3	4.74%
1.           Average annual total return
2.           Fund inception date: 8/1/2006
3.           Excluding dividends on short positions and interest on borrowing; other fund operating expenses are capped indefinitely at 4.74%

SIXTEEN

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-569-2382.

The chart assumes an initial investment of $10,000 made on August 1, 2006 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

The 90 Day Treasury Bill Index: This is an unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity.

HFRI Fund of Funds Strategic Index: This is an equally weighted performance index. The funds that comprise this index are hedge funds available only to accredited investors. These funds seek to profit by investing in various opportunistic return, hedged and alternative strategies. One cannot invest directly in an index.

Standard & Poor’s (S&P) 500 Index: An index of 500 stocks chosen for market size, liquidity, and industry grouping, among other factors. The S&P 500 is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. Companies included in the index are selected by the S&P Index Committee, a team of analysts and economists at Standard & Poor’s. The S&P 500 is a market value weighted index — each stock’s weight in the index is proportionate to its market value.

SEVENTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
ALPHA HEDGED STRATEGIES FUND
*  Allocation of Portfolio Assets — December 31, 2009

____________________
*	Percentages are stated as a percentage of total investments.

EIGHTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
BETA HEDGED STRATEGIES FUND
*   Allocation of Portfolio Assets — December 31, 2009

*	Percentages are stated as a percentage of total investments.

NINETEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
EXPENSE EXAMPLE
December 31, 2009 (Unaudited)

As a shareholder of the Alpha or Beta Hedged Strategies Funds (each a “Fund” and collectively “the Funds”), you incur two types of costs: (1) transaction costs, including deferred sales charges (loads) on redemptions of shares held less than one year for Class C shares; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/1/09 - 12/31/09).

ACTUAL EXPENSES
The first line of the tables below provides information about actual account values and actual expenses. Although the Funds charge no up-front sales load or transaction fees, a contingent deferred sales charge of 1.00% is applied to Class C shares sold within a year. Also, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions, related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

TWENTY

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
EXPENSE EXAMPLE
December 31, 2009 (Unaudited) (continued)

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ALPHA HEDGED STRATEGIES (NO LOAD SHARES)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/09	12/31/09	7/1/09 - 12/31/09+

Actual^	$1,000.00	$1,103.10	$27.51
Hypothetical
(5% return before
expenses)**	1,000.00	999.04	26.15
_______________________
^	Excluding interest expense and dividends on short positions, your actual expenses would be $21.15.

**	Excluding interest expense and dividends on short positions, your hypothetical expenses in the Portfolio would be $20.17.

+
Expenses are equal to the Portfolio’s annualized expense ratio, including interest expense and dividends on short positions incurred indirectly through the underlying funds, of 5.19%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.99%.

TWENTY-ONE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
EXPENSE EXAMPLE
December 31, 2009 (Unaudited) (continued)

ALPHA HEDGED STRATEGIES (C SHARES)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/09	12/31/09	7/1/09 - 12/31/09+

Actual^	$1,000.00	$1,099.40	$31.43
Hypothetical
(5% return before
expenses)**	1,000.00	995.26	29.87
_______________________
^	Excluding interest expense and dividends on short positions, your expenses in the Portfolio would be $25.08.

**	Excluding interest expense and dividends on short positions, your hypothetical expenses in the Portfolio would be $23.91.

+
Expenses are equal to the Portfolio’s annualized expense ratio, including interest expense and dividends on short positions incurred indirectly through the underlying funds, of 5.94%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 4.74%.

BETA HEDGED STRATEGIES (NO LOAD SHARES)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/09	12/31/09	7/1/09 - 12/31/09+

Actual^	$1,000.00	$1,131.00	$24.17
Hypothetical
(5% return before
expenses)**	1,000.00	1,002.52	22.71
__________________________
^	Excluding interest expense and dividends on short positions, your actual expenses in the Portfolio would be $21.43.

**	Excluding interest expense and dividends on short positions, your hypothetical expenses in the Portfolio would be $20.17.

+
Expenses are equal to the Portfolio’s annualized expense ratio, including interest expense and dividends on short positions incurred indirectly through the underlying funds, of 4.50%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.99%.

TWENTY-TWO

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
EXPENSE EXAMPLE
December 31, 2009 (Unaudited) (continued)

BETA HEDGED STRATEGIES (C SHARES)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/09	12/31/09	7/1/09 - 12/31/09+

Actual^	$1,000.00	$1,126.20	$28.14
Hypothetical
(5% return before
expenses)**	1,000.00	998.74	26.45
_____________________
^	Excluding interest expense and dividends on short positions, your actual expenses in the Portfolio would be $25.40.

**	Excluding interest expense and dividends on short positions, your hypothetical expenses in the Portfolio would be $23.91.

+
Expenses are equal to the Portfolio’s annualized expense ratio, including interest expense and dividends on short positions incurred indirectly through the underlying funds, of 5.25%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 4.74%.

TWENTY-THREE

THIS PAGE INTENTIONALLY LEFT BLANK

HATTERAS FUNDS

Alpha Hedged Strategies Fund
Beta Hedged Strategies Fund

Financial Statements
For the year ended December 31, 2009
with Report of Independent Registered Public Accounting Firm

HATTERAS FUNDS
For the year ended December 31, 2009

Table of Contents

Report of Independent Registered Public Accounting Firm	2

Schedules of Investments	3-4

Statements of Assets and Liabilities	5

Statements of Operations	6

Statements of Changes in Net Assets	7-8

Statements of Cash Flows	9

Notes to Financial Statements	10-38

Additional Tax Information (Unaudited)	39

Results of Shareholder Meeting (Unaudited)	40-41

Board of Trustees	42-43

Fund Management	44

Board Approval of Investment Advisory Agreements (Unaudited)	45-48

Notice of Privacy Policy and Practices	49

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
Hatteras Alternative Mutual Funds Trust:

We have audited the accompanying statements of assets and liabilities of Alpha Hedged Strategies Fund and Beta Hedged Strategies Fund, each a series of the Hatteras Alternative Mutual Funds Trust (formerly AIPAlternative Strategies Funds), including the schedules of investments, as of December 31, 2009, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented through December 31, 2006 were audited by other independent registered public accountants whose report dated March 8, 2007 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the underlying funds’ administrator. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Alpha Hedged Strategies Fund and Beta Hedged Strategies Fund as of December 31, 2009, and the results of their operations and cash flows for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
Milwaukee, Wisconsin
March 1, 2010

TWO

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
ALPHA HEDGED STRATEGIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2009

	Shares or
	Principal Amount	Value

Underlying Funds Trust — 96.7%
Energy and Natural Resourcesa	122,014	$878,501
Event Drivena	9,621,218	70,234,890
Income Arbitrage-1 Portfolioa	2,269,313	19,130,307
Long/Short Equitya	8,896,991	58,275,289
Market Neutral Equitya	6,663,202	57,103,644
Relative Valuea	6,039,721	45,116,719

Total Underlying Funds Trust (Cost $254,362,844)		$250,739,350

Repurchase Agreements — 2.6%
J.P Morgan 0.000%, dated 12/31/2009,
due 01/04/2010, repurchase price $6,869,937b	$6,869,937	6,869,937

Total Repurchase Agreements (Cost $6,869,937)		6,869,937

Total Investments (Cost $261,232,781) — 99.3%		257,609,287
Other Assets in Excess of Liabilities — 0.7%		1,733,404

Total Net Assets — 100.0%		$259,342,691

Percentages are stated as a percent of net assets.

Footnotes
a — Non-income producing.
b — Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit, or banker’s acceptances.

The accompanying notes are an integral part of these financial statements.

THREE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
BETA HEDGED STRATEGIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2009

	Shares or
	Principal Amount	Value

Underlying Funds Trust — 96.6%
Energy and Natural Resources Portfolioa	5,788	$41,675
Event Drivena	187,166	1,366,310
Income Arbitrage-1 Portfolioa	24,121	203,343
Long/Short Equitya	304,914	1,997,185
Relative Valuea	142,261	1,062,689

Total Underlying Funds Trust (Cost $4,623,405)		$4,671,202

Repurchase Agreements — 1.1%
J.P Morgan 0.000%, dated 12/31/2009,
due 01/04/2010, repurchase price $54,231b	$54,231	54,231

Total Repurchase Agreements (Cost $54,231)		54,231

Total Investments (Cost $4,677,636) — 97.7%		4,725,433
Other Assets in Excess of Liabilities — 2.3%		109,378

Total Net Assets — 100.0%		$4,834,811

Percentages are stated as a percent of net assets.

Footnotes
a — Non-income producing.
b — Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit, or banker’s acceptances.

The accompanying notes are an integral part of these financial statements.

FOUR

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2009

	Alpha	Beta
Assets:
Investments in affiliated Portfolios, at value
(cost $254,362,844, $4,623,405)	$250,739,350	$4,671,202
Repurchase Agreements (cost $6,869,937, $54,231)	6,869,937	54,231
Cash	95,834	—
Receivable for investments sold	3,169,504	150,000
Receivable for Fund shares issued	1,428,362	89
Dividends and interest receivable	421	7
Total Assets	262,303,408	4,875,529
Liabilities:
Payable for Fund shares redeemed	2,606,043	29,967
Accrued distribution fee	96,839	6,762
Accrued shareholder servicing fee	50,602	878
Accrued interest expense	43,056	—
Accrued operating services fee	164,177	3,111
Total Liabilities	2,960,717	40,718
Net Assets	$259,342,691	$4,834,811
Net Assets Consist of:
Shares of beneficial interest	$296,457,696	11,475,845
Undistributed net investment income (loss)	312,800	—
Accumulated net realized gain (loss)	(33,804,311)	(6,688,831)
Net unrealized appreciation (depreciation) on
Investments	(3,623,494)	47,797
Total Net Assets	$259,342,691	$4,834,811
No Load Shares
Net assets	$236,956,500	$4,080,815
Shares outstanding (unlimited shares authorized,
$0.001 par value)	23,697,625	422,481
Net asset value, redemption price and offering
price per share	$10.00	$9.66
Class C Shares
Net assets	$22,386,191	$753,996
Shares outstanding (unlimited shares authorized,
$0.001 par value)	2,255,004	79,738
Net asset value, redemption price and offering
price per share	$9.93	$9.46

The accompanying notes are an integral part of these financial statements.

FIVE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
STATEMENTS OF OPERATIONS
For The Year Ended December 31, 2009

	Alpha	Beta

Investment Income:
Income distributions from affiliated Portfolios	$—	$—
Interest income	37,567	192

Total Investment Income	37,567	192

Expenses:
Shareholder servicing fees (No Load Shares)	645,050	10,791
Distribution fees (Class C Shares)	247,295	9,718
Operating services fees	2,092,347	39,131

Total operating expenses before interest expense	2,984,692	59,640
Interest expense on credit facility	1,046,246	11,622

Total Expenses	4,030,938	71,262

Net Investment Income (Loss)	(3,993,371)	(71,070)

Realized and Unrealized Gain (Loss) on
Investments:
Realized Gains (Losses) from sale of affiliated
Portfolios	(80,897,347)	(1,973,475)

Total Realized Gains (Losses)	(80,897,347)	(1,973,475)
Change in unrealized appreciation (depreciation) on
affiliated Portfolios	130,201,948	3,106,099

Net Realized and Unrealized Gain (Loss) on
Investments	49,304,601	1,132,624

Net Increase (Decrease) in Net Assets Resulting
from Operations	$45,311,230	$1,061,554

The accompanying notes are an integral part of these financial statements.

SIX

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
ALPHA HEDGED STRATEGIES FUND	December 31, 2009	December 31, 2008
Operations:
Net investment (loss)	$(3,993,371)	$(9,223,432)
Net realized gain (loss) on affiliated
Portfolios	(80,897,347)	(68,738,848)
Change in unrealized appreciation
(depreciation) on affiliated
Portfolios	130,201,948	(152,062,238)
Net Increase (Decrease) in Net Assets
Resulting from Operations	45,311,230	(230,024,518)
Dividends and Distributions to
Shareholders:
Net Investment Income:
No Load Shares	(14,230,526)	(4,588,822)
Class C Shares	(1,159,412)	(183,770)
Capital Gain Distribution:
No Load Shares	—	(543,642)
Class C Shares	—	(41,004)
Total Dividends and Distributions	(15,389,938)	(5,357,238)
Capital Share Transactions:
No Load Shares:
Proceeds from shares issued	89,718,594	380,782,404
Proceeds from shares issued to
holders in reinvestment of
dividends	13,006,147	4,822,462
Cost of shares redeemed	(207,487,920)	(555,355,874)
Class C Shares:
Proceeds from shares issued	4,016,690	19,270,580
Proceeds from shares issued to
holders in reinvestment of
dividends	1,019,575	197,155
Cost of shares redeemed	(14,143,695)	(12,771,236)
Net Increase (Decrease) in Net Assets
from Capital Share Transactions	(113,870,609)	(163,054,509)
Total Increase (Decrease) in Net Assets	(83,949,317)	(398,436,265)
Net Assets:
Beginning of period	343,292,008	741,728,273
End of period*	$259,342,691	$343,292,008
* Including undistributed net
investment income (loss)	$312,800	$312,800

The accompanying notes are an integral part of these financial statements.

SEVEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Year Ended	Year Ended
BETA HEDGED STRATEGIES FUND	December 31, 2009	December 31, 2008
Operations:
Net investment (loss)	$(71,070)	$(420,219)
Net realized gain (loss) on affiliated
Portfolios	(1,973,475)	(4,715,178)
Change in unrealized appreciation
(depreciation) on affiliated
Portfolios	3,106,099	(1,988,724)
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,061,554	(7,124,121)
Dividends and Distributions to
Shareholders:
Net Investment Income:
No Load Shares	—	(5,335)
Class C Shares	—	(1,165)
Capital Gain Distribution
No Load Shares	—	(2,441)
Class C Shares	—	(504)
Total Dividends and Distributions	—	(9,445)
Capital Share Transactions:
No Load Shares:
Proceeds from shares issued	896,125	9,181,032
Proceeds from shares issued to
holders in reinvestment of
dividends	—	7,205
Cost of shares redeemed	(2,615,721)	(26,819,868)
Class C Shares:
Proceeds from shares issued	65,952	553,713
Proceeds from shares issued to
holders in reinvestment of
dividends	—	1,269
Cost of shares redeemed	(552,621)	(221,401)
Net Increase (Decrease) in Net Assets
from Capital Share Transactions	(2,206,265)	(17,298,050)
Total Increase (Decrease) in Net Assets	(1,144,711)	(24,431,616)
Net Assets:
Beginning of period	5,979,522	30,411,138
End of period*	$4,834,811	$5,979,522
* Including undistributed net
investment income (loss)	$—	$(178)

The accompanying notes are an integral part of these financial statements.

EIGHT

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
STATEMENTS OF CASH FLOWS
For The Year Ended December 31, 2009

	Alpha	Beta

Cash flows from operating activities:
Net increase in net assets resulting from operations	$45,311,230	$1,061,554
Adjustments to reconcile net decrease in net assets
resulting from operations to net cash used in
operating activities:
Net realized (gain) loss on:
Sale of affiliated UFT Portfolios	80,897,347	1,973,475
Change in unrealized (appreciation) depreciation
on affiliated UFT Portfolios	(130,201,948)	(3,106,099)
Changes in assets and liabilities:
Dividends and interest receivable	552	11
Receivable for investments sold	(3,169,504)	(150,000)
Payable for distribution fees	(53,603)	(328)
Payable for shareholder servicing fee	(20,813)	(157)
Accrued interest expense	(159,529)	(560)
Accrued operating services fee	(65,472)	(601)
Purchases of affiliated UFT portfolios	(168,089,525)	(4,755,335)
Sales of affiliated UFT portfolios	367,312,506	7,952,362
Net sales of repurchase agreements	39,564,732	344,418
Net cash provided by operating activities	231,325,973	3,318,740
Cash flows from financing activities:
Proceeds from shares issued	93,735,284	962,077
Receivable for Fund shares issued	(896,002)	6,952
Payable for Fund shares redeemed	(1,073,590)	21,573
Payment on shares redeemed	(221,631,615)	(3,168,342)
Cash distributions paid	(1,364,216)	—
Short-term borrowing on credit facility	(100,000,000)	(1,141,000)
Net cash used by financing activities	(231,230,139)	(3,318,740)
Net change in cash for the period	95,834	—
Cash, beginning of year	—	—
Cash, end of year	$95,834	$—
Supplemental information:
Cash paid for interest on loan outstanding	$1,205,775	$12,182
Noncash financing activities consisting of
reinvestments of distributions	$14,025,722	$—

The accompanying notes are an integral part of these financial statements.

NINE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2009

1.      ORGANIZATION
Hatteras Alternative Mutual Funds Trust (the “Trust”) (until February 26, 2010, Hatteras Alternative Mutual Funds Trust was known as AIP Alternative Strategies Funds) was organized as a Delaware statutory trust on April 12, 2002. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is an open-ended management investment company issuing two non-diversified series of shares to investors, Alpha Hedged Strategies Fund (“Alpha”) and Beta Hedged Strategies Fund (“Beta”) (the “Funds”). Each Fund of the Trust has its own investment objective and policies. As a mutual fund of funds, each Fund pursues its investment objective by investing in other affiliated mutual funds in the Underlying Funds Trust (the “UFT”). The results of these funds are shown in separate statements as their performance has impacted the results of Alpha and Beta.

The Funds offer No Load Shares and Class C Shares. The Class C Shares have a contingent deferred sales charge of 1.00% for shares liquidated within 364 days of purchase and an annual 12b-1 fee of 1.00%. The Class C shares do not charge a shareholder servicing fee.

Underlying Funds Trust (the “UFT”), an open-end management investment company, was organized as a Delaware statutory trust on March 27, 2006. Effective at the close of business on April 28, 2006 Alpha exchanged substantially all of its net assets through a tax-free exchange for shares of UFT mutual funds and changed its structure to become a Fund-of-Funds. The UFT is comprised of several series of mutual funds, all of which are non-diversified, open-ended management investment companies (the “Portfo-lio(s)”). Each Portfolio is an affiliated registered investment company under the 1940 Act, but is not publicly offered and therefore is only available to affiliated, publicly offered Funds.

On July 7, 2009, Alternative Investment Partners, LLC (the previous name of the advisor to the Trust and the UFT), entered into a Securities Purchase Agreement (“SPA”) pursuant to which Hatteras Capital Investment Management, LLC (“HCIM”), a registered investment adviser located in Raleigh, North Carolina, purchased 55% of the membership interests of Alternative Investment Partners, LLC from an affiliate of Asset Alliance Corporation, subject to certain conditions. The purchase transaction was completed on September 15, 2009, when Alternative Investment Partners, LLC changed its name to Hatteras Alternative Mutual Funds, LLC (the “Advisor”). At a special

TEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2009 (continued)

1.      ORGANIZATION (CONTINUED)
meeting of combined shareholders held on September 9, 2009, the shareholders approved a new advisory agreement between the UFT and the Advisor.

2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies that are in conformity with U.S. generally accepted accounting principles and which are followed consistently by the Funds in the preparation of their financial statements.

a.	Basis of Accounting
The Funds’ and the UFT accounting and reporting policies conform with generally accepted accounting principles within the United States (“U.S. GAAP “).

b.	Cash
Cash includes short-term interest bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The Funds’ and the UFT have not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

c.	Valuation of Investments
Security Valuation
The Funds’ investments in the UFT are valued based on the net asset values of the UFT. These net assets values come from the valuation of the underlying investments in the UFT. Investments in the Portfolios of the UFT are valued in the following manner:

Portfolio securities that are listed on a U.S. securities exchange are valued at the closing price of the applicable exchange on the day the valuation is made. Securities listed on the NASDAQ Global Market System are valued using the NASDAQ Official Closing Price (“NOCP”). Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter market are valued at the mean between the last bid and ask prices. Fixed income securities (other than obligations having a maturity of 60 days or less) are valued on the basis of values obtained from pricing services or from brokers, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

ELEVEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2009 (continued)

2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
c.      Valuation of Investments (continued)
Fixed income securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Options are valued daily at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked prices. Futures are valued at the last reported sale price on the exchange on which they are traded or at the mean of the last bid and asked prices. Foreign securities are valued in their local currencies as of the close of the primary exchange or as of the close of the domestic markets, whichever is earlier. Foreign securities are then converted into U.S. dollars using the applicable currency exchange rates as of the close of the domestic markets. The value of swap agreements is equal to the Portfolios’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts. Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board. In determining the fair value of a security, the Advisor and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security. When a furnished price is significantly different from the previous day’s price, the Advisor will review the price to determine if it is appropriate. When prices are not readily available, or are determined to not reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the funds calculate their net asset value, the funds may value their

TWELVE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2009 (continued)

2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
c.      Valuation of Investments (continued)
securities or fair value as determined in accordance with procedures approved by the Board of Trustees.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1—Quoted prices in active markets for identical securities.
•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Funds’ net assets as of December 31, 2009:

Alpha	Level 1	Level 2	Level 3	Total

Underlying Funds Trust	$—	$250,739,350	$—	$250,739,350
Repurchase Agreements	—	6,869,937	—	6,869,937

Total Investments in Securities	$—	$257,609,287	$—	$257,609,287

Beta	Level 1	Level 2	Level 3	Total

Underlying Funds Trust	$—	$4,671,202	$—	$4,671,202
Repurchase Agreements	—	54,231	—	54,231

Total Investments in Securities	$—	$4,725,433	$—	$4,725,433

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Level categories above represent Alpha and Beta’s investments in shares of the UFT (Level 2) and repurchase agreements (Level 2). The investments and other financial instruments held by the UFT have separate level categorizations which can be found in their financial statements.

THIRTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2009 (continued)

2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
d.      Investment Income
Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Capital gain distributions received are recorded as capital gains.

Investment and shareholder transactions in the UFT Portfolios are recorded on trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on an accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method. All significant accounting policies followed consistently by the UFT are in conformity with U.S. generally accepted accounting principles.

e.      Income Taxes and Distributions
The Funds intend to qualify and elect to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds intend to distribute the requisite investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

The Funds have reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end December 31, 2009. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Open tax years are those that are open for exam by Federal and state taxing authorities. As of December 31, 2009, open Federal and New York tax years include the tax years ended December 31, 2007 through December 31, 2009. The Funds have no examinations in progress.

Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually.

For the year ended December 31, 2009, there were no distributions paid from UFT to Alpha or Beta.

FOURTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2009 (continued)

2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
f.      Use of Estimates
The preparation of the financial statements in conformity with U.S generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

g.      Guarantees and Indemnifications
In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.      UNDERLYING FUNDS TRUST
Under a Fund-of-Funds structure each Fund invests all of its investable assets across a number of Portfolios of the UFT. Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Portfolio. The Funds and Portfolios are managed by the Advisor and the Portfolios are advised by the Sub-Advisors. The Investment Advisor and the Board of Trustees may create additional Portfolios with additional Sub-Advisors from time to time to increase the number of Portfolios, and alternative investment strategies, available in which the Funds may invest.

At a meeting of the Board of Trustees of the UFT and the Funds held on July 13, 2009, the Board authorized and subsequently, on July 28, 2009, ratified certain updates regarding (i) the renaming of certain series of UFT and (ii) the purchase of all of the assets of certain series of UFT by other series of UFT, in accordance with the requirements of Rule 17a-7 (“17a-7 transactions”) of the Investment Company Act of 1940, as amended. On September 17, 2009, the UFT changed the names of the following Portfolios:

•	The Distressed Securities & Special Situations — 1 Portfolio was changed to Event Driven.

FIFTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2009 (continued)

3.      UNDERLYING FUNDS TRUST (CONTINUED)
•	The Long/Short Equity Hedge Portfolio was changed to Long/Short Equity.
•	The Long/Short Equity Market Neutral Portfolio was changed to Market Neutral Equity.
•	The Distressed/Hedged Income Portfolio was changed to Relative Value.

Beginning October 5, 2009, the four Portfolios listed above began acquiring the assets of the other Portfolios through 17a-7 transactions. The Portfolios from which the assets were acquired were subsequently liquidated and closed prior to December 31, 2009. These purchases are shown in Note 7. These purchases were funded via subscriptions from Alpha and Beta, which are shown separately on the Statements of Changes.

For federal income tax purposes these consolidations between the Portfolios were considered nontaxable reorganizations under Section 368(a)(1)(D) of the Internal Revenue Code, as amended in 1986. Therefore no capital gain or loss will be realized by the closing Portfolios in the consolidation process. The securities transferred from the closing funds to the four remaining funds through the 17a-7 transactions will retain their original tax cost basis that they previously held prior to the consolidation.

For financial reporting purposes, the securities transferred from the closing Portfolios to the four surviving Portfolios have a new cost basis equal to the current value on the date of the transfer. The closing Portfolios recognized realized gains or losses upon transfer of these securities. See Note 7 for further information regarding these transactions.

As of December 31, 2009, the UFT consisted of the following Portfolios:

•	Event Driven (formerly, The Distressed Securities & Special Situations — 1 Portfolio)

•	Long/Short Equity (formerly, The Long/Short Equity Hedge Portfolio)

•	Market Neutral Equity (formerly, The Long/Short Equity Market Neutral Portfolio)

•	Relative Value (formerly, The Distressed/Hedged Income Portfolio)

•	Income Arbitrage-1 Portfolio

•	Energy and Natural Resources Portfolio.

SIXTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2009 (continued)

3.      UNDERLYING FUNDS TRUST (CONTINUED)
A number of Portfolios were liquidated during the period, as listed below. In addition, the remaining assets of Energy and Natural Resources Portfolio were sold via 17a-7 transactions to Long/Short Equity in January 2010. The results of investment in these funds are shown in these statements because Alpha and Beta invested in the funds during the period.

Portfolio	Date of Liquidation

The Long/Short Equity-Healthcare/Biotech-1 Portfolio	March 30, 2009
The Long/Short Equity — REIT-1 Portfolio	June 25, 2009
The Long/Short Equity — Earnings Revision — 1 Portfolio	September 2, 2009
The Arbitrage-1 Portfolio	November 16, 2009
The Event Driven and Risk Arbitrage Portfolio	December 3, 2009
The Long/Short Equity — Growth — 1 Portfolio	December 8, 2009
The Global Hedged Income — 1 Portfolio	December 29, 2009
The Long/Short Equity — International — 1 Portfolio	December 30, 2009
The Energy and Natural Resources Portfolio	January 27, 2010

Investment Concentration
At December 31, 2009 for Alpha and Beta Funds, the investment concentrations in the UFT Portfolios were as follows:

	Alpha	Beta

Event Driven	98.09%	1.91%
Long/Short Equity	96.69%	3.31%
Market Neutral Equity	100.00%	0.00%
Relative Value	97.70%	2.30%
Income Arbitrage-1 Portfolio	98.95%	1.05%
Energy and Natural Resources	95.47%	4.53%

Investment Objectives

SEVENTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2009 (continued)

3.      UNDERLYING FUNDS TRUST (CONTINUED)
As set forth below, each Portfolio has a distinct focus in accordance with which it employs certain investment strategies:

Event Driven

Investment Objective
Event Driven seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on investing in Securities whose prices are or will be impacted by a corporate event. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, other derivative securities and shares of investment companies.

The principal strategies to be employed by the Portfolio include:

Event Driven Strategies: The Portfolio may employ strategies designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations.

Distressed Securities Strategies: The Portfolio may employ strategies designed to invest in the debt, equity, or trade claims of companies in financial distress. Such securities typically trade at substantial discounts to par value, and may be attractive to investors when managers perceive a turnaround will materialize.

Relative Value/Arbitrage Strategies: The Portfolio may employ strategies that invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities. This may include Merger Arbitrage — long and short positions in securities involved in an announced merger deal.

EIGHTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2009 (continued)

3.      UNDERLYING FUNDS TRUST (CONTINUED)
Long/Short Equity

Investment Objective
Long/Short Equity seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in U.S. and foreign equity securities. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, other derivative securities and shares of investment companies.

The principal strategies to be employed by the Portfolio include:

Market or Sector Timing/Trading Strategies: The Portfolio may employ strategies designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.

Long/Short Equity Strategies: The Portfolio will utilize strategies that employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

Market Neutral Equity

Investment Objective
Market Neutral Equity seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in U.S. and foreign equity securities. The Portfolio will also invest in equity real estate investment trust (“REIT”) securities that

NINETEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2009 (continued)

3.      UNDERLYING FUNDS TRUST (CONTINUED)
allow the Portfolio to capture some of the inefficiencies in market pricing of U.S. commercial real estate and in equity securities of issuers located in a variety of countries throughout the world that allow the Portfolio to capture some of the inefficiencies in market pricing of equity securities domiciled outside the U.S. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, other derivative securities and shares of investment companies.

The principal strategies to be employed by the Portfolio include:

Market or Sector Timing/Trading Strategies: The Portfolio may employ strategies designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.

Market Neutral Equity Strategies: The Portfolio may employ strategies designed to exploit equity market inefficiencies, which involves being simultaneously invested in long and short matched equity portfolios generally of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures.

Relative Value/Arbitrage Strategies: The Portfolio may employ strategies that invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities. This may include Pairs Trading — long and short positions in securities of different companies in the same industry.

Relative Value

Investment Objective
Relative Value seeks to achieve current income and capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus

TWENTY

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2009 (continued)

3.      UNDERLYING FUNDS TRUST (CONTINUED)
on opportunities to take advantage of perceived discrepancies in the market prices of certain convertible bond, common stock, fixed income and derivative securities. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, other derivative securities and shares of investment companies. The Portfolio has no policy with respect to the credit rating, maturity or duration of the debt securities in which it may invest and may invest in debt securities of any credit rating, maturity or duration.

The principal strategies to be employed by the Portfolio include:

Relative Value/Arbitrage Strategies: The Portfolio may employ strategies that invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities. This may include Convertible Bond Arbitrage— hedged investing in the convertible bond securities of a company. A typical position would be long the convertible bond and short the common stock of the same company. This may also include Fixed Income or Interest Rate Arbitrage, which includes interest rate swap arbitrage, U.S. and non-U.S. government bond arbitrage.

Market or Sector Timing/Trading Strategies: The Portfolio may employ strategies designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.

Fixed Income and High Yield Investment Strategies: The Portfolio may employ strategies designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential. The Portfolio may invest in debt securities that fall below investment grade debt — commonly “junk bonds.” Additionally, the Portfolio may invest in mortgage-backed and other fixed income securities of higher credit quality, and derivative securities of traditional fixed income instruments.

TWENTY-ONE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2009 (continued)

3.      UNDERLYING FUNDS TRUST (CONTINUED)
Financial Information
The selected financial information presented below is for the Portfolios of the UFT.

	Year Ended		Year Ended
	December 31,		December 31,
	2009		2008

	Total	Portfolio	Total	Portfolio
	Return	Turnover Rate	Return	Turnover Rate

Event Driven	48.68%	255%	-45.90%	219%
Long Short Equity	3.80%	517%	-24.88%	292%
Market Neutral Equity	-12.46%	293%	-3.07%	260%
Relative Value	42.21%	116%	-41.70%	44%
The Income Arbitrage-1 Portfolio	12.43%	1,013%	-13.50%	926%
The Energy and Natural
Resources Portfolio 1	59.74%	230%	-53.30%	356%

1
The Energy and Natural Resources Portfolio inception date was January 2, 2008. The investments in this fund were significantly reduced on October 12 via the 17a-7 transactions discussed in Note 3. The return from 1/1/2009 — 10/12/2009 was 40.90%.

Financial Instruments
As the Funds invest in the UFT, they are indirectly investing in the financial instruments held by the UFT. The paragraphs below describe in further detail some of the financial instruments used by the UFT.

Repurchase Agreements
The Portfolios may enter into repurchase agreements with a member bank of the Federal Reserve System or recognized securities dealer. Each repurchase agreement is recorded at cost, which approximates value. The Portfolios will receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Portfolios in each repurchase agreement.  If the seller defaults and the value of the collateral declines, realization of the collateral by the Portfolios may be delayed or limited.

Short Sales
The Portfolios may engage in short sale transactions. The Portfolios are liable for any dividends paid on securities sold short. At all times when the Portfolios do not own securities which are sold short, the Portfolios will maintain long securities equal in

TWENTY-TWO

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2009 (continued)

3.     UNDERLYING FUNDS TRUST (CONTINUED)
value on a daily marked-to-market basis to the securities sold short. The Portfolios do not require the brokers to maintain collateral in support of these receivables.

Futures Contracts
The Portfolios may purchase and sell futures contracts. The Portfolios are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Income Arbitrage-1 Portfolio uses futures contracts to maintain appropriate duration and convexity levels and to execute long/short strategies or take short risk positions. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Upon entering into a contract, the Portfolios deposit and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains and losses. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Portfolios are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

Foreign Currency Transactions
The Portfolios may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Portfolios do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities.

TWENTY-THREE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2009 (continued)

3.      UNDERLYING FUNDS TRUST (CONTINUED)
However, for federal income tax purposes, the Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

Forward Currency Exchange Contracts
The Portfolios may enter into forward currency exchange contracts obligating the Portfolio to deliver and receive a currency at a specified future date. The Portfolios are subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolios use forward currency exchange contracts to gain exposure to, and to hedge against changes in the value of foreign currencies. With forward currency exchange contracts, there is minimal counterparty credit risk to the Portfolio since forward currency exchange contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded forward currency exchange contracts, guarantees the forward currency exchange contracts against default. Unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract is closed.

Options
The Portfolios may purchase and write call or put options on securities and indices and enter into related closing transactions. The Portfolios are subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolios use options to gain exposure to, and to hedge against changes in the value of equities. With options, there is minimal counterparty credit risk to the Portfolio since options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default. As a holder of a call option, the Portfolios have the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Portfolios have the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, the Portfolios have the right, but not the obligation, to sell a security at the exercise price during the exercise period. As a writer of a put option, the Portfolios have the obligation to buy the underlying security at the exercise price during the exercise period.

TWENTY-FOUR

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2009 (continued)

3.      UNDERLYING FUNDS TRUST (CONTINUED)
The premium that the Portfolios pay when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Portfolios realize a gain or loss from the sale of the security (or closing of the short sale).

Swaps
The Income Arbitrage-1 Portfolio may enter into credit default swaps for investment purposes, as a buyer or a seller. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value (“par value”) of the underlying reference obligation in exchange for the underlying reference obligation. If a Portfolio is a buyer and no event of default occurs, the Portfolio will have made a stream of payments to the seller without having benefited from the default protection it purchased. However, if an event of default occurs, the Portfolio, as buyer, will receive the full notional value of the underlying reference obligation that may have little or no value following default. As a seller, the Portfolio receives a fixed rate of income throughout the term of the contract, provided there is no default. If an event of default occurs, the Portfolio would be obligated to pay the notional value of the underlying reference obligation in return for the receipt of the underlying reference obligation. The value of the underlying reference obligation received by the Portfolio coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Portfolio. The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller

TWENTY-FIVE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2009 (continued)

3.      UNDERLYING FUNDS TRUST (CONTINUED)
or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Income Arbitrage-1 Portfolio uses credit default swaps to maintain appropriate portfolio duration and convexity levels. The Portfolio may also enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Also, credit default swaps provide an efficient tool for managing portfolio risk and thus are exclusively used for risk management activities.

Income Arbitrage-1 Portfolio is party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as over-the-counter swap contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counter-parties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Certain swap agreements between investment companies and counterparties contain terms which grant the counter-party the right to terminate the swap and demand settlement if the net asset value of the investment company has fallen by a specified percentage or below a specified value. Concentrations associated with such instruments may create risk associated with the timing of funding liabilities arising from these agreements. Any election by the counterparty to early terminate may impact the amounts reported in the financial statements.

Upon entering into swap agreements, the Portfolios will either receive or pay an upfront payment based upon the difference between the current principal amount and the notional amount of the swap and whether the Portfolios are buying or selling protection. Upfront payments that are received are recorded as liabilities while upfront payments paid are recorded as assets. These payments remain on the books until the swap contract is closed. When entering into credit default swaps the Portfolio will either deliver collateral to the counterparty or the counterparty will deliver

TWENTY-SIX

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2009 (continued)

3.      UNDERLYING FUNDS TRUST (CONTINUED)
collateral to the Portfolio. The amount of this collateral is calculated based upon the notional value and the current price of the swap. In the event of default, the Portfolio has recourse against any collateral posted to them by the counterparty. Notional amounts of all credit default swaps agreements outstanding as of December 31, 2009 for which a Fund is the seller of protections are disclosed in the Schedule of Swap Contracts. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of by protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price.

Convertible Securities
The Portfolios may invest in convertible securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock), which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Warrants
The Portfolios may invest a portion of their assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable

TWENTY-SEVEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2009 (continued)

3.      UNDERLYING FUNDS TRUST (CONTINUED)
prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Portfolios’ entire investment therein).

Federal Income Taxes
The Portfolios intend to qualify and elect to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code. The Portfolios intend to distribute the requisite investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

Portfolio Holdings Information
The Board of Trustees of the Trust has adopted policies to ensure that any disclosure of information about a Portfolio’s portfolio holdings is in the best interest of investors. The portfolio holdings disclosure policies govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Portfolio. These portfolio holdings disclosure policies have been approved by the Board of Trustees of the Trust. Disclosure of each Portfolio’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. A complete list of a Portfolio’s portfolio holdings, shown pro rata by each Fund’s relative allocation, as of each calendar quarter-end is also available on the Trust’s website at www.hatterasmutualfunds.com within 60 days after the calendar quarter-end.

TWENTY-EIGHT

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2009 (continued)

4.      INVESTMENT TRANSACTIONS
Purchases and sales of the UFT Portfolios for the year ended December 31, 2009 (excluding short-term investments) were as follows:

	Alpha		Beta
	Purchases	Sales	Purchases	Sales

The Arbitrage-1 Portfolio1	$623,241	$(30,614,963)	$268,000	$(291,862)
The Energy and Natural Resources Portfolio	859,170	(40,316,441)	156,605	(1,288,829)
The Event Driven and Risk Arbitrage
Portfolio1	420,048	(28,287,812)	402,000	(446,444)
Event Driven	32,763,109	(22,794,175)	1,062,300	(354,555)
The Global Hedged Income-1 Portfolio1	468,900	(37,528,030)	—	(1,833,064)
The Income Arbitrage-1 Portfolio	801,801	(34,750,000)	—	(633,795)
Long Short Equity	57,526,084	(22,310,747)	1,742,286	(75,676)
The Long/Short Equity-Earnings Revision-1
Portfolio1	302,563	(20,041,885)	134,000	(131,873)
The Long/Short Equity-Growth-1 Portfolio1	417,428	(17,960,033)	587,161	(770,639)
The Long/Short Equity- Healthcare/Biotech
Portfolio1	66,365	(10,071,203)	—	—
The Long/Short Equity - International-1
Portfolio1	437,665	(20,501,495)	—	(285,075)
The Long/Short Equity-REIT-1 Portfolio1	215,898	(15,888,550)	—	—
Market Neutral Equity	51,440,875	(30,075,000)	—	(1,378,965)
Relative Value	21,746,381	(36,172,172)	402,983	(461,585)

Total Purchases and Sales	$168,089,528	$(367,312,506)	$4,755,335	$(7,952,362)

1    This Portfolio was liquidated in 2009. See Note 3 for more information.

5.      FEDERAL INCOME TAXES
The cost basis of investments for federal income tax purposes at December 31, 2009 was as follows:

	Alpha	Beta
Cost of Investments	$263,779,839	$4,765,986
Gross tax unrealized appreciation	8,866,728	353,127
Gross tax unrealized depreciation	(15,037,280)	(393,680)

Net tax unrealized appreciation (depreciation)	$(6,170,552)	$(40,553)

TWENTY-NINE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2009 (continued)

5.      FEDERAL INCOME TAXES (CONTINUED)
At December 31, 2009, the components of distributable earnings/(losses) on a tax basis were as follows:

	Alpha	Beta
Net unrealized appreciation (depreciation)	$(6,170,552)	$(40,553)
Undistributed ordinary income	—	—
Capital loss carryover	(59,710,837)	(6,600,481)
Other accumulated earnings/(losses)	1,258,633	—

Total accumulated earnings/(losses)	$(64,622,756)	$(6,641,034)

The tax character of distributions for the Funds was as follows:

	Year Ended		Year Ended
	December 31,		December 31,
	2009		2008
	Alpha	Beta	Alpha	Beta
Distributions paid from:
Ordinary income	$15,389,938	$—	$5,056,420	$9,445
Long-term capital gain	—	—	300,818	—

	$15,389,938	$—	$5,357,238	$9,445

Alpha permanent differences primarily relate to redemptions by the Underlying Funds Trust recognized as capital transactions for book purposes but treated as distributions recognized as taxable dividends or returns of capital for tax. Beta permanent differences primarily relate to disallowed net operating loss.

The Funds hereby designate as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended December 31, 2009.

Additionally, U.S. generally accepted accounting principles require certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value

THIRTY

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2009 (continued)

5.      FEDERAL INCOME TAXES (CONTINUED)
per share. For the year ended December 31, 2009, the following table shows the reclassifications made:

	Alpha	Beta
Paid in capital	(75,599,252)	(71,070)
Undistributed net investment income	19,383,309	71,248

Accumulated net realized net gain (loss)	56,215,943	(178)

Due to inherent differences in the recognition of income, expenses, and realized gains/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting for the 2009 fiscal year have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

As of December 31, 2009, the Portfolios had accumulated capital loss carryovers of:

	Capital Loss
	Carryover	Expires
Alpha Hedged Strategies Fund*	$39,861,885	12/31/2015
Beta Hedged Strategies Fund	4,682,713	12/31/2016
Beta Hedged Strategies Fund	1,917,768	12/31/2017
Alpha Hedged Strategies Fund^	19,848,952	12/31/2016

*	The entire amount of $39,861,885 is related to the merger of the Equity Options Overlay Portfolio the Long/Short Equity-Global Portfolio and the Global Hedged Income Portfolio.
^	The entire amount of $19,848,952 is related to the merger of the Long/Short Equity-Health-care/Biotech Portfolio, the Long/Short Equity-REIT Portfolio and the Global Hedged Income Portfolio.

6.      OPERATING SERVICES AGREEMENTS AND OTHER EXPENSE AGREEMENTS
The Advisor provides virtually all day-to-day services to the Funds under an Operating Services Agreement. Under this Operating Services Agreement, the Advisor receives an annual fee of 0.74% of the Funds’ average daily net assets. For the year ending December 31, 2009, Alpha and Beta paid the Advisor $2,092,347 and $39,131, respectively, pursuant to this Operating Services Agreement.

THIRTY-ONE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2009 (continued)

6.      OPERATING SERVICES AGREEMENTS AND OTHER EXPENSE
AGREEMENTS (CONTINUED)
The Advisor is also responsible for paying fees to various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. For this service, the Advisor receives an annual shareholder service fee equal to 0.25% of Alpha and Beta’s No Load Class shares’ average daily net assets. For the year ending December 31, 2009, Alpha and Beta paid the Advisor $645,050 and $10,791, respectively, pursuant to this shareholder servicing fee.

The Alpha and Beta Class C shares are subject to a Rule 12b-1 Distribution Plan. The 12b-1 fee is in the amount of 1.00% of the average daily net assets attributable to Class C shares. For the year ending December 31, 2009, Alpha and Beta Class C shares paid a distribution fee of $247,295 and $9,718, respectively.

The Funds indirectly incur expenses through their investment in the UFT Portfolios. The Advisor receives an advisory fee, payable monthly, for the performance of advisory services to the UFT Portfolios at an annual rate of 2.50% of the average daily net assets of the Portfolios. The advisory fee will be accrued daily for the purpose of determining the offering and redemption price of the Portfolios’ shares. Additionally, the Portfolios have entered into an operating services agreement, under which each Portfolio pays the Advisor 0.50% of such Portfolio’s average daily net assets.

Upon investing in the Portfolios an indirect annualized expense of 3.00% is incurred by the Funds. The combined effect of the Operating Services Agreement, the shareholder servicing fee, and the indirect expense incurred by investing in the Portfolios is to place a cap or ceiling on each Funds’ ordinary annual operating expenses at 3.99% of the average net assets for No Load shares and 4.74% for Class C shares, excluding brokerage commissions and portfolio trading transfer tax, interest on the Funds’ and the Portfolios’ borrowings, dividends and interest paid on short sales, taxes, litigation, and other extraordinary expenses.

Pursuant to the sub-advisory agreements between the Advisor and various Sub-Advisors who provide services to the Funds, the Advisor compensates the Sub-Advisors based on the amount of average daily net assets of the Portfolio managed by the Sub-Advisor.

THIRTY-TWO

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2009 (continued)

7.      CAPITAL SHARE TRANSACTIONS
Transactions in shares of each Portfolio were as follows:

	Alpha	Alpha	Beta	Beta
	No Load	Class C	No Load	C Class
Shares outstanding, January 1, 2008	52,997,537	2,810,071	2,337,667	101,873
Shares sold	30,814,547	1,572,112	813,757	56,281
Shares issued to shareholders in
reinvestment of distributions	543,070	22,379	930	166
Shares redeemed	(49,188,391)	(1,172,921)	(2,523,447)	(22,838)

Shares outstanding, December 31,
2008	35,166,763	3,231,641	628,907	135,482
Shares sold	9,203,026	416,760	103,216	8,179
Shares issued to shareholders in
reinvestment of distributions	1,300,581	102,676	—	—
Shares redeemed	(21,972,745)	(1,496,073)	(309,642)	(63,923)

Shares outstanding, December 31,
2009	23,697,625	2,255,004	422,481	79,738

8.      CREDIT FACILITY
Alpha utilizes a credit facility in order to trade the UFT Portfolios. Additionally, Alpha’s investments in the UFT are pledged as collateral for the credit facility.

Deutsche Bank has made available to the Funds a credit facility pursuant to a Loan and Pledge Agreement (“Agreement”) dated August 8, 2008 for the purpose of purchasing portfolio securities. The Agreement can be terminated by either the Funds or Deutsche Bank. The Agreement was amended on October 30, 2009, extending the facility until October 29, 2010. Alpha may borrow up to 27.5% of the fund’s net assets, with a maximum principal amount of $50,000,000. The facility accrues interest on any outstanding amounts at the rate of 3-month LIBOR plus 150 basis points. In addition, Alpha pays a 1% facility fee under the Agreement on the maximum principal amount.

At December 31, 2009, no amount was outstanding under the Agreement. The maximum amount outstanding during the year ending December 31, 2009 under all credit facilities for Alpha and Beta was $100,000,000 and $1,291,000, respectively. For the same period Alpha and Beta had an outstanding average daily balance of $53,697,260 and $856,897, respectively, under the credit facility. Borrowings under the Agreement are charged at the 30-day LIBOR rate plus 1%. For the year ended

THIRTY-THREE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2009 (continued)

8.      CREDIT FACILITY (CONTINUED)
December 31, 2009, the weighted average rate paid on the loan for Alpha and Beta was 1.92% and 1.34%. As collateral for the loan, the Funds are required under the loan and pledge agreements to maintain assets consisting of cash, cash equivalents or liquid securities. The collateral is required to be adjusted daily to reflect changes in the amount of the loan outstanding.

9.      NEW ACCOUNTING PRONOUNCEMENTS
The Funds’ have adopted authoritative guidance regarding valuation. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, the Portfolios are required to show a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements, a fair value hierarchy and Level 3 reconciliation have been included in Note 2. In November 2009, the FASB issued further guidance that expanded disclosure requirements would be forthcoming in 2010.

The Funds have adopted authoritative guidance which establishes standards for reporting events that occur after the balance sheet date, but before financial statements are issued or are available to be issued. In addition, it requires the date through which an entity has evaluated subsequent events. See Note 10 for this added disclosure.

In July 2009, the Financial Accounting Standards Board’s (FASB) Codification of U.S. GAAP was launched as the sole source of authoritative non-governmental U.S. GAAP. All references to the old structure have been removed from these Notes.

10.      SUBSEQUENT EVENTS
In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through March 1, 2010, the date the financial statements were issued.

THIRTY-FOUR

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2009 (continued)

11.      FINANCIAL HIGHLIGHTS
	No Load
	Year Ended December 31,						Period from August 1,2006through December 31,		Year Ended July 31,

Alpha Hedged Strategies Fund	2009		2008		2007		20061		2006		2005

Per Share Data2:
Net Asset Value, Beginning of Period	$8.95		$13.30		$13.27		$12.85		$12.10		$10.73
Gain (Loss) from Investment Operations:
Net investment income (loss)3,8	(0.13)		(0.16)		0.04		0.10		(0.05	)7	(0.09)
Net realized and unrealized gain (loss) on
investments	1.80		(4.04)		1.02		0.32		0.84	7	1.46
Total Gain (Loss) from Investment
Operations	1.67		(4.20)		1.06		0.42		0.79		1.37
Less Dividends and Distributions:
Net investment income	(0.62)		(0.13)		(0.25)		—		(0.04)		—
Net realized gains	—		(0.02)		(0.78)		—		—		—
Total Dividends and Distributions	(0.62)		(0.15)		(1.03)		—		(0.04)		—
Net Asset Value, End of Period	$10.00		$8.95		$13.30		$13.27		$12.85		$12.10
Total Return	18.95%		(31.63)%		8.25%		3.27	%5	6.56%		12.77%
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$236,957		$314,600		$704,681		$279,109		$245,399		$123,035
Ratio of expenses including dividends on
short positions and interest expense to
average net assets:	5.97	%4,9	5.84	%4,9	6.10	%4,9	4.51	%4,6	5.75	%4	4.96%
Ratio of expenses excluding dividends on
short positions and interest expense to
average net assets:	3.99	%4	3.99	%4	3.99	%4	3.99	%4,6	3.99	%4	3.99%
Ratio of net investment income (loss)
including dividends on short positions
and interest expense to average net
assets:	(1.35)%		(1.32)%		0.32%		1.92	%6	(0.42	)%7	(0.88)%
Ratio of interest expense and dividends on
short positions to average net assets:	1.98	%9	1.85	%9	2.11	%9	0.52	%6	1.76%		0.97%
Portfolio turnover rate	54%		19%		0%		3%		137%		112%

1	The fund’s fiscal year end was changed from July 31 to December 31, resulting in a five-month annual reporting period.
2	Information presented relates to a share of capital stock outstanding for the entire period.
3
Net investment income (loss) per share before interest expense and dividends on short positions for the years ended December 31, 2009, December 31, 2008, and December 31, 2007, the period ended December 31, 2006, and years ended July 31, 2006, and July 31, 2005, was ($0.09), ($0.05), $0.18, $0.13, $0.21, and $0.01, respectively.

4
Includes expenses from the Underlying Funds Trust in which the Fund invests. The indirect annualized expense ratio for such expenses is 3.00% for the annual operating expenses, plus interest and dividends on short sales. See Note 6 of notes to financial statements for a further explanation of the expense arrangements.

5	Not Annualized.
6	Annualized.
7	Net Investment Income per share and ratio data has been changed to reflect a reclassification of short-term capital gains.
8	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
9	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

THIRTY-FIVE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2009 (continued)

11.      FINANCIAL HIGHLIGHTS (CONTINUED)

	Class C
							Period from
							August 1,
							20061
							through
	Year Ended December 31,						December 31,

Alpha Hedged Strategies Fund	2009		2008		2007		2006

Per Share Data:2
Net Asset Value, Beginning of Period	$8.88		$13.18		$13.21		$12.85

Gain (Loss) from Investment Operations:
Net investment income (loss)3,7	(0.20)		(0.24)		(0.06)		0.26
Net realized and unrealized gain (loss) on investments	1.79		(3.99)		1.01		0.10

Total Gain (Loss) from Investment Operations	1.59		(4.23)		0.95		0.36

Less Dividends and Distributions:
Net investment income	(0.54)		(0.06)		(0.23)		—
Net realized gains	—		(0.01)		(0.75)		—

Total Dividends and Distributions	(0.54)		(0.07)		(0.98)		—

Net Asset Value, End of Period	$9.93		$8.88		$13.18		$13.21

Total Return	18.13%		(32.17)%		7.60%		2.80	%5
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$22,386		$28,692		$37,048		$3,461
Ratio of expenses including dividends on short positions
and interest expense to average net assets:	6.72	%4,8	6.59	%4,8	6.85	%4,8	5.26	%4,6
Ratio of expenses excluding dividends on short positions
and interest expense to average net assets:	4.74	%4	4.74	%4	4.74	%4	4.74	%4,6
Ratio of net investment income (loss) including dividends
on short positions and interest expense to average net
assets:	(2.10)%		(2.07)%		(0.43)%		4.76	%6
Ratio of interest expense and dividends on short positions
to average net assets:	1.98	%8	1.85	%8	2.11	%8	0.52	%6
Portfolio turnover rate	54%		19%		0%		3%

1	Commencement of operations.
2	Information presented relates to a share of capital stock outstanding for the entire period.
3	Net investment income (loss) per share before interest expense and dividends on short positions for the years ended
December 31, 2009, December 31, 2008, and December 31, 2007, and the period ended December 31, 2006 was ($0.16), ($0.13),
$0.07 and $0.29, respectively.
4	Includes expenses from the Underlying Funds Trust in which the Fund invests. The indirect annualized expense ratio for such expenses is 3.00% for the annual operating expenses, plus interest and dividends on short sales. See Note 6 for a further explanation of the expense arrangements.
5	Not Annualized.
6	Annualized.
7	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
8	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

THIRTY-SIX

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2009 (continued)

11.      FINANCIAL HIGHLIGHTS (CONTINUED)

	No Load
							Period from		Period from
							August 1,		April 28,
							2006		20061
							through		through
	Year Ended December 31,						December 31,		July 31,
Beta Hedged Strategies Fund	2009		2008		2007		20062		2006

Per Share Data3:
Net Asset Value, Beginning of Period	$7.84		$12.47		$12.10		$11.52		$12.50
Gain (Loss) from Investment Operations:
Net investment income (loss)4,9	(0.10)		(0.23)		0.04		(0.07)		(0.02	)8
Net realized and unrealized gain (loss) on
investments	1.92		(4.39)		1.18		0.65		(0.96	)8
Total Gain (Loss) from Investment Operations	1.82		(4.62)		1.22		0.58		(0.98)
Less Dividends and Distributions:
Net investment income	—		(0.01)		(0.06)		—		—
Net realized gains	—		(0.00	)11	(0.79)		—		—
Total Dividends and Distributions	—		(0.01)		(0.85)		—		—
Net Asset Value, End of Period	$9.66		$7.84		$12.47		$12.10		$11.52
Total Return	23.34%		(37.03)%		10.35%		5.03	%6	(7.84	)%6
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$4,081		$4,932		$29,149		$5,412		$5,676
Ratio of expenses including dividends on
short positions and interest expense to
average net assets:	4.82	%5,10	6.13	%5,10	5.97	%5,10	5.09	%5,7	5.07	%5,7
Ratio of expenses excluding dividends on
short positions and interest expense to
average net assets:	3.99	%5	3.99	%5	3.99	%5	3.99	%5,7	3.99	%5,7
Ratio of net investment income (loss)
including dividends on short positions and
interest expense to average net assets:	(1.21)%		(2.09)%		0.30%		(1.36	)%7	(0.54	)%7,8
Ratio of interest expense and dividends on
short positions to average net assets:	0.83	%10	2.14	%10	1.98	%10	1.10	%7	1.08	%7
Portfolio turnover rate	82%		11%		0%		1%		0%

1	Commencement of operations.
2	The fund’s fiscal year end was changed from July 31 to December 31, resulting in a five-month annual reporting period.
3	Information presented relates to a share of capital stock outstanding for the entire period.
4
Net investment income (loss) per share before interest expense and dividends on short positions for the years ended December 31, 2009, December 31, 2008, and December 31, 2007 and the periods ended December 31, 2006 and July 31, 2006 was ($0.08), ($0.07), $0.21, ($0.01) and $0.05, respectively.

5
Includes expenses from the Underlying Funds Trust in which the Fund invests. The indirect annualized expense ratio for such expenses is 3.00% for the annual operating expenses, plus interest and dividends on short sales. See Note 6 for a further explanation of the expense arrangements.

6	Not Annualized.
7	Annualized.
8	Net Investment Income per share and ratio data has been changed to reflect a reclassification of short-term capital gains.
9	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
10	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.
11	Amount is less than $0.005 per share.

THIRTY-SEVEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2009 (continued)

11.      FINANCIAL HIGHLIGHTS (CONTINUED)

	Class C
	Year Ended December 31,						Period Ended August 1,20061through December 31,
Beta Hedged Strategies Fund	2009		2008		2007		2006

Per Share Data(2):
Net Asset Value, Beginning of Period	$7.73		$12.39		$12.06		$11.52

Gain (Loss) from Investment Operations:
Net investment income (loss)3,7	(0.16)		(0.30)		(0.06)		(0.34)
Net realized and unrealized gain (loss) on investments	1.89		(4.35)		1.18		0.88

Total Gain (Loss) from Investment Operations	1.73		(4.65)		1.12		0.54

Less Dividends and Distributions:
Net investment income	—		(0.01)		(0.03)		—
Net realized gains	—		(0.00	)9	(0.76)		—

Total Dividends and Distributions	—		(0.01)		(0.79)		—

Net Asset Value, End of Period	$9.46		$7.73		$12.39		$12.06

Total Return	22.54%		(37.54)%		9.68%		4.69	%5
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$754		$1,047		$1,262		$41
Ratio of expenses including dividends on short positions
and interest expense to average net assets:	5.57	%4,8	6.88	%4,8	6.72	%4,8	5.84	%4,6
Ratio of expenses excluding dividends on short positions
and interest expense to average net assets:	4.74	%4	4.74	%4	4.74	%4	4.74	%4,6
Ratio of net investment income (loss) including dividends
on short positions and interest expense to average net
assets:	(1.96)%		(2.84)%		(0.45)%		(6.91	%)6
Ratio of interest expense and dividends on short positions to
average net assets:	0.83	%8	2.14	%8	1.98	%8	1.10	%6
Portfolio turnover rate	82%		11%		0%		1%

1	Commencement of operations.
2	Information presented relates to a share of capital stock outstanding for the entire period.
3
Net investment income (loss) per share before interest expense and dividends on short positions for the years ended December 31, 2009, December 31, 2008, and December 31, 2007, and the period ended December 31, 2006, was ($0.15), ($0.14), $0.11 and ($0.28), respectively.

4
Includes expenses from the Underlying Funds Trust in which the Fund invests. The indirect annualized expense ratio for such expenses is 3.00% for the annual operating expenses, plus interest and dividends on short positions. See Note 6 for a further explanation of the expense arrangements.

5	Not Annualized.
6	Annualized.
7	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
8	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.
9	Amount is less than $0.005 per share.

THIRTY-EIGHT

ADDITIONAL TAX INFORMATION (UNAUDITED)
Long Term Capital Gain Designation
The Fund hereby designates the following as a capital gain dividend with respect to the taxable year ended December 31, 2009, or, if subsequently determined to be different, the net capital gain of such year:

Alpha Hedged Strategies Fund	$—
Beta Hedged Strategies Fund	—

Qualified Dividend Income/Dividends Received Deduction
For the fiscal year ended December 31, 2009, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Alpha Hedged Strategies Fund	10.06%
Beta Hedged Strategies Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2009 was as follows:

Alpha Hedged Strategies Fund	5.11%
Beta Hedged Strategies Fund	0.00%

Additional Information Applicable to Foreign Shareholders Only
The percent of ordinary income distributions designated as interest related dividends for the fiscal year ended December 31, 2009 was as follows:

Alpha Hedged Strategies Fund	27.91%
Beta Hedged Strategies Fund	0.00%

THIRTY-NINE

RESULTS OF SHAREHOLDER MEETING (UNAUDITED)
On September 9, 2009, the Funds held a Special Combined Meeting of Shareholders to approve a number of proposals, listed below. All of the proposals were approved.

(1) To approve a new investment advisory agreement by and between the Trust, on behalf of Alpha, and Alternative Investment Partners, LLC (“AIP”), the Funds’ investment adviser; pursuant to which AIP will continue to act as investment adviser with respect to the assets of Alpha on substantially the same terms as the current investment advisory agreement, after the acquisition of a majority of the interests of AIP by Hatteras Capital Investment Management, LLC (“HCIM”);

Shares	Shares	Shares
Voted For	Voted Against	Abstained
14,428,514	212,197	208,745

(2) To approve a new investment advisory agreement by and between the Trust, on behalf of Beta, and AIP; pursuant to which AIP will continue to act as investment adviser with respect to the assets of Beta on substantially the same terms as the current investment advisory agreement, after the acquisition of a majority of the interests of AIP by HCIM;

Shares	Shares	Shares
Voted For	Voted Against	Abstained
312,701	562	17,525

(3) To instruct the Board, on behalf of Alpha, to approve a new investment advisory agreement by and between the Underlying Funds Trust, on behalf of each of its series (the “Underlying Funds”), and AIP; pursuant to which AIP will continue to act as investment adviser with respect to the assets of the Underlying Funds on substantially the same terms as the current investment advisory agreement, after the acquisition of a majority of the interests of AIP by HCIM;

Shares	Shares	Shares
Voted For	Voted Against	Abstained
14,409,412	226,510	213,534

(4) To instruct the Board, on behalf of Beta, to approve a new investment advisory agreement by and between the Underlying Funds Trust, on behalf of the Underlying Funds, and AIP; pursuant to which AIP will continue to act as investment adviser with respect to the assets of the Underlying Funds on substantially the same terms as the current investment advisory agreement, after the acquisition of a majority of the interests of AIP by HCIM;

Shares	Shares	Shares
Voted For	Voted Against	Abstained
312,720	562	17,506

FORTY

RESULTS OF SHAREHOLDER MEETING (UNAUDITED) (CONTINUED)
(5) To instruct the Board, on behalf of Alpha, to ratify the payments made by AIP to certain sub-advisers under the respective sub-advisory agreements;

Shares	Shares	Shares
Voted For	Voted Against	Abstained
14,304,020	325,807	219,629

(6) To instruct the Board, on behalf of Beta, to ratify the payments made by AIP to certain sub-advisers under the respective sub-advisory agreements;

Shares	Shares	Shares
Voted For	Voted Against	Abstained
309,095	4,168	17,525

(7) To elect four additional Trustees to the Board of Trustees to hold office until their respective successors have been duly elected and qualified.

Shares Voted For
H. Alexander Holmes	19,168,417
Steve E. Moss	19,167,351
David Perkins	19,165,367
Gregory S. Sellers	19,169,311

On September 30, 2009, the Funds held a Special Combined Meeting of Shareholders to approve a number of proposals, listed below. All of the proposals were approved.

(1) To approve, on behalf of Alpha, the Distribution Plan under Rule 12b-1 (the “Distribution Plan”) applicable to Alpha’s Class C shares and to ratify the distribution fee payments made under the Distribution Plan since August 1, 2008 to unaffiliated third parties;

Shares	Shares	Shares
Voted For	Voted Against	Abstained
1,096,386	62,843	27,563

(2) To approve, on behalf of Beta, the Distribution Plan applicable to Beta’s Class C shares and to ratify the distribution fee payments made under the Distribution Plan since August 1, 2008 to unaffiliated third parties;

Shares	Shares	Shares
Voted For	Voted Against	Abstained
57,075	0	38

FORTY-ONE

BOARD OF TRUSTEES
The identity of the Board Members and brief biographical information is set forth below.

Number of
Portfolios in
		Term of Office	Principal Occupation	Fund Complex	Other
		and Length of	During the Past	Overseen by	Directorships
Name, Address and Age	Position	Time Served	Five Years	Trustee**	held by Trustee

Joseph E. Breslin (55)	Trustee and	Indefinite Term	Private Investor (2009 to	7	Director, Kinetics
c/o Hatteras Funds,	Chairman	since 2004	Present), Chief Operating		Mutual Funds, Inc.
8540 Colonnade			Officer, Central Park		(mutual fund)
Center Drive, Suite 401			Credit Holdings, Inc. (2007		from 2000 to Present
Raleigh, NC 27615			to 2009), Chief Operating		(9 portfolios);
			Officer, Aladdin Capital		Trustee, Kinetics
			Management LLC		Portfolios Trust
			(February 2005 to 2007);		(mutual fund)
			Independent Consultant,		from 2000 to Present
			Independence Community		(9 portfolios).
Bank (May 2003 to
January 2005).

Robert Anderson (69)	Trustee	Indefinite Term	Retired; Senior Vice	7	None
c/o Hatteras Funds,		since 2002	President and Chief
8540 Colonnade			Compliance Officer,
Center Drive, Suite 401			Aquila Management Corp.
Raleigh, NC 27615			(and Aquila Group of
Funds) (1998 to 2010).

Joy Montgomery Rocklin (60)	Trustee	Indefinite Term	Vice President, JES	7	None
c/o Hatteras Funds,		since 2002	Promotions, an advertising
8540 Colonnade			specialty firm (2002 to
Center Drive, Suite 401			Present); Retired (2000 to
Raleigh, NC 27615			2002). President, Money
Marketing Initiatives, a
bank and mutual fund
consulting firm (1998 to
2000).

Thomas Mann (59)	Trustee	Indefinite Term	Managing Director and	7	None
c/o Hatteras Funds,		since 2002	Group Head Financial
8540 Colonnade			Institutions Group, Société
Center Drive, Suite 401			Générale, Sales of Capital
Raleigh, NC 27615			Market Solutions and
Products (2003 to Present)

Gregory S. Sellers (50)	Trustee	Indefinite Term	Chief Financial Officer,	17	None
8540 Colonnade		since 2009	Imagemark Business
Center Drive, Suite 401			Services, Inc., a provider
Raleigh, NC 27615			of marketing and print
communications solutions
(June 2009 to Present).
Chief Financial Officer
and Director, Kings Plush,
Inc., a fabric manufacturer
(2003 to June 2009).

Steve E. Moss (56)	Trustee	Indefinite Term	Principal, Holden, Moss,	17	None
c/o Hatteras Funds,		since 2009	Knott, Clark, Copley &
8540 Colonnade			Hoyle, PA, accountants
Center Drive, Suite 401			and business consultants
Raleigh, NC 27615			(1996 to Present). Member
Manager, HMKCT
Properties, LLC (1996 to
Present).

FORTY-TWO

BOARD OF TRUSTEES
(continued)

Number of
Portfolios in
		Term of Office	Principal Occupation	Fund Complex	Other
		and Length of	During the Past	Overseen by	Directorships
Name, Address and Age	Position	Time Served	Five Years	Trustee**	held by Trustee

H. Alexander Holmes (67)	Trustee	Indefinite Term	Founder, Holmes	17	None
c/o Hatteras Funds,		since 2009	Advisory Services, LLC, a
8540 Colonnade			financial consultation firm
Center Drive, Suite 401			(1993 to Present).
Raleigh, NC 27615

INTERESTED TRUSTEES

David B. Perkins (47)	Trustee and	Indefinite Term	Chairman and Chief	17	None
c/o Hatteras Funds,	President*	since 2009	Executive Officer, Each
8540 Colonnade			Fund in the Hatteras Fund
Center Drive, Suite 401			Complex.
Raleigh, NC 27615
(2004 to Present).
President and Managing
Principal, Hatteras
Investment Partners LLC
(2003 to Present).

^	Mr. Perkins is an “interested” Trustee because of his affiliation with the Advisor.
**
The term “fund complex” refers to (i) the Trust (consisting of two funds) and (ii) the Underlying Funds Trust (consisting of five funds), the investment advisor for both of which is Hatteras Alternative Mutual Funds, (iii) Hatteras 1099 Advantage Fund, Hatteras 1099 Advantage Institutional Fund, Hatteras Global Private Equity Partners Institutional, LLC and Hatteras VC Co-Investment Fund II, LLC, the investment advisor for which is Hatteras Capital Investment Management, LLC, an affiliate of Hatteras Alternative Mutual Funds, and (iv) Hatteras Multi-Strategy TEI Fund, L.P., Hatteras Master Fund, L.P., Hatteras Multi-Strategy Fund, L.P., Hatteras Multi-Strategy Institutional Fund, L.P. and Hatteras Multi-Strategy TEI Institutional Fund, L.P., the investment advisor for which is Hatteras Investment Partners LLC, an affiliate of Hatteras Alternative Mutual Funds.

FORTY-THREE

FUND MANAGEMENT

Term of Office
		and Length of	Principal Occupation
Name, Address and Age	Position	Time Served	During the Past Five Years
OFFICERS

Robert Lance Baker (37)	Treasurer	Indefinite Term	Mr. Baker joined Hatteras in March 2008 and is currently the
c/o Hatteras Funds,		since 2009	Chief Financial Officer of Hatteras and its affiliated entities.
8540 Colonnade			Prior to joining Hatteras, Mr. Baker was Controller, and later
Center Drive, Suite 401			Vice President of Operations, at Smith Breeden Associates.
Raleigh, NC 27615			Before that, Mr. Baker worked for the public accounting firm of BDO Seidman, and as a controller of a private entity in
Durham, NC.

J. Michael Fields (36)	Secretary	Indefinite Term	Mr. Fields is Chief Operating Officer of Hatteras and its
c/o Hatteras Funds,		since 2009	affiliates and has been employed by the Hatteras firm since its
8540 Colonnade			inception in September 2003.
Center Drive, Suite 401
Raleigh, NC 27615

Andrew P. Chica (34)	Chief Compliance	Indefinite Term	Mr. Chica joined Hatteras in November 2007 and became the
c/o Hatteras Funds,	Officer	since 2009	Chief Compliance Officer of Hatteras and its affiliates in 2008.
8540 Colonnade			Prior to joining Hatteras, Mr. Chica was the Compliance
Center Drive, Suite 401			Trustee for UMB Fund Services, Inc. from December 2004 to
Raleigh, NC 27615			November 2007. From April 2000 to December 2004, Mr. Chica
served as an Assistant Vice President and Compliance Officer of U.S. Bancorp Fund Services, LLC.

FORTY-FOUR

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

In anticipation of the proposed transaction whereby Hatteras Capital Investment Management, LLC would purchase 55% of the membership interests of Alternative Investment Partners, LLC (the “Transaction”), the Board of Trustees (the “Board”) of AIP Alternative Strategies Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust, as such term is defined in the Investment Company Act of 1940, (the “Independent Trustees”), met in person on June 10, 2009 and voted to approve the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of its two series, the Alpha Hedged Strategies Fund and Beta Hedged Strategies Fund (together, the “Funds”), and Hatteras Alternative Mutual Funds, LLC (the “Advisor,” formerly, Alternative Investment Partners, LLC), subject to shareholder approval. The Board received and discussed a memorandum from the Funds’ legal counsel regarding the duties and responsibilities of the Board and the Independent Trustees under the Investment Company Act of 1940 in reviewing advisory contracts. In connection with its approval of the continuation of the Advisory Agreement, the Board considered the following factors, among others, both in light of the expected benefits as a result of the Transaction and based on its experience with the Advisor over the life of the Funds:

•	The investment performance of the Funds both on an absolute basis and on a relative basis in comparison to its peers;
•	The nature, scope and quality of the services to be provided by the Advisor;
•	The reasonableness of the cost of the services to be provided by the Advisor;
•	The extent to which economies of scale would be reflected in fee levels for the benefit of shareholders; and
•	The profits to be realized by the Advisor and its affiliates from the relationship with the Funds.

The Board discussed and considered materials which had been distributed to them in advance of the Board meeting and prepared by the Advisor in response to the questionnaire provided by Fund counsel with respect to certain matters that counsel believed relevant to the approval of the Advisory Agreement under Section 15 of the Investment Company Act. These materials included, among other things: (a) information regarding the Advisor’s financial soundness, profitability and projected financial condition after the Transaction; (b) economies of scale resulting from the combined operations of the Advisor after the Transaction; (c) a description of services to be provided to the Funds and the Underlying Funds; (d) the Advisor’s policy with respect to proxy voting; (e) the Advisor’s brokerage allocation and soft dollar practices; (f) insurance arrangements; (g) regulatory and legal issues; (h) the Advisor’s compliance program and chief compliance officer capabilities; and (i) other material factors affecting the Advisor. In addition, the Board had met in-person with representatives from the Advisor and had the opportunity to ask them questions.

The Trustees evaluated the quality of services expected to be provided by the Advisor to the Funds and the compensation proposed to be paid to the Advisor. The Trustees gave equal consideration to all factors deemed to be relevant to the Funds, including, but not limited to the following: (a) the compensation payable to the Advisor; (b) while the advisory fees paid to the Advisor and expected to be paid to the Advisor are higher than fees typically paid by other mutual funds, the Independent Trustees stated their belief that the fee is comparable to other hybrid investment products, including several existing open-end mutual funds, considering the level of services to

FORTY-FIVE

be provided, the research-intensive investing strategies that will be used and the specialized skill required, the level of resources available to the Advisor to implement the strategies and that the various sub-advisors used by the Underlying Funds would continue to receive a significant portion of the Advisor’s fee; (c) the enhanced operational strength of the Advisor as a result of the Transaction, including enhanced procedures with respect to the selection of sub-advisors, enhanced sales and marketing resources and distribution by Hatteras Capital Distributors, LLC; (d) the favorable history, reputation, qualification and background of the Advisor, as well as the qualifications of its personnel and financial condition; (e) the favorable history, reputation, qualification and background of Hatteras Capital Investment Management (“HCIM”), as well as the qualifications of its personnel and financial condition; (f) the quality of services provided to the Funds by the Advisor especially in light of the resources of HCIM available to the Advisor following the Transaction; (g) the performance of the Funds since commencement of operations on an absolute basis and compared to funds that the Advisor has identified as comparable to Alpha or Beta; and (h) the potential economies of scale to be gained under the management by the Advisor.

The Independent Trustees also considered each Fund’s fees and expenses in relation to various industry averages and determined that the fees paid by the Funds to the Adviser under the Advisory Agreement were reasonable. Also, the Independent Trustees considered separately the fees paid by the Funds to the Adviser for performance of its shareholder servicing functions as well as its provision of all the day-today services of the Funds under the Operating Services Agreement and determined they were fair and reasonable. The Independent Trustees also considered that the Adviser may receive certain benefits from its relationship with the Funds, such as research and other services in exchange for brokerage allocation, and determined that such benefits have been of a de minimis nature.

The Board concluded that the nature and scope of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Advisor had been maintained and that it was expected to continue to be high after giving effect to the Transaction.

Based on the factors discussed above, the Board approved the Advisory Agreement.

FORTY-SIX

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

As noted above, the Board of the Trust met in-person on June 10, 2009 and voted to approve the Advisory Agreement between the Trust and the Advisor in light of and giving effect to the proposed Transaction between Hatteras Capital Investment Management, LLC and Alternative Investment Partners, LLC, such approval being subject to shareholder approval and consummation of the Transaction. However, the Funds’ investment advisory agreement with Alternative Investment Partners, LLC was required, in accordance with the Investment Company Act of 1940, to be considered for continuation prior to the date of the special shareholders meeting at which the Advisory Agreement, in light of the Transaction, was proposed for approval. Therefore, to ensure that the Funds would, at all times, have a current investment advisory agreement in place, at its meeting held in-person on August 27, 2009, the Board of the Trust, including the Independent Trustees, voted to approve the continuation of the current investment advisory agreement (the “AIP Advisory Agreement”) between the Trust, on behalf of the Funds, and Alternative Investment Partners, LLC (“AIP”), without giving consideration to the effects of the proposed Transaction. The Board received and discussed a memorandum from the Funds’ legal counsel regarding the duties and responsibilities of the Board and the Independent Trustees under the Investment Company Act of 1940 in reviewing advisory contracts. In connection with its approval of the continuation of the AIP Advisory Agreement, the Board considered the following factors:

•	The investment performance of the Funds both on an absolute basis and on a relative basis in comparison to its peers;
•	The nature, scope and quality of the services provided by AIP;
•	The reasonableness of the cost of the services provided by AIP;
•	The extent to which economies of scale would be reflected in fee levels for the benefit of shareholders; and
•	The profits to be realized by AIP and its affiliates from the relationship with the Funds.

The Trustees evaluated these factors based on their own direct experience with AIP and in consultation with their independent counsel. None of these factors was determinative in the Board’s decision to continue the AIP Advisory Agreement, but each was a factor in the Trustees’ consideration. Greater detail regarding the Board’s consideration of these factors is set forth below.

The Board discussed each Fund’s performance for the current calendar year and for the one-, three- and five-year periods ended June 30, 2009. In assessing the quality of the portfolio management delivered by AIP, the Trustees also compared the short-term and long-term performance of each Fund on both an absolute basis and in comparison with its peer group and its benchmark index, as constructed by data provided by Lipper, Inc. and assembled by the Fund’s administrative services agent, U.S. Bancorp Fund Services, LLC (the “Fund Administrator”), independently from AIP. The Board concluded that AIP’s performance overall was satisfactory under current market conditions.

In addition, the Board discussed and considered materials which had been distributed to them in advance of the Board meeting and prepared by AIP in response to the questionnaire provided by Fund counsel with respect to certain matters that counsel believed relevant to the annual continuation of the AIP Advisory Agreement under Section 15 of the Investment Company Act. These materials included, among other

FORTY-SEVEN

thing, information regarding: (a) AIP’s financial soundness; (b) information on the cost to AIP of providing services to the Funds and AIP’s profitability in connection with such services; (c) the timeliness, adequacy and quality of information supplied by AIP in response to the requests of the Trustees and the Fund Administrator; and (d) AIP’s demonstrated commitment to grow the Funds.

After reviewing these materials, the Board assessed the overall quality of services provided to each Fund. The Board considered AIP’s specific responsibilities in all aspects of day-to-day management of the Funds, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel at AIP involved in the day-to-day activities of each Fund. The Board also considered its knowledge of AIP’s operations. The Trustees also reviewed the structure of AIP’s compliance procedures and their effectiveness during the prior year. The Trustees noted that during the course of the prior year they had met with AIP in person to discuss various performance, marketing and compliance items and they had been satisfied with AIP’s responsiveness. The Board concluded that AIP had sufficient quality of personnel, investment methods and compliance policies and procedure essential to performing its duties under its advisory agreement and that the nature, overall quality, and extent of the management services were satisfactory.

The Board also reviewed information prepared by the Fund Administrator comparing the Funds’ contractual advisory fees with a peer group of funds, and comparing the Funds’ overall expense ratio to the expense ratios of a peer group of funds, both before and after fee waivers and expense reimbursement, as well as the profitability memo prepared by AIP. However, AIP noted that the Funds offer a unique product and therefore the peer groups do not mirror the Funds in whole. AIP will continue to refine the comparative data and monitor the marketplace for more comparable products. Nevertheless, the Board considered these comparisons helpful in their assessment as to whether AIP was obtaining for the Funds’ shareholders the total return performance that was available in the marketplace given the Fund’s investment objectives, strategies limitations and restrictions. The Board noted that the sub-advisory and research consultant fees were paid out of AIP’s fee. The Board also reviewed information regarding expenses presented by management, which showed overall expenses of the Funds. Based on all of this information, the Board concluded that the Funds’ expenses were reasonable.

The Board concluded that the nature and scope of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by AIP had been maintained over the past year and that the quality of service continued to be satisfactory.

Based on the factors discussed above, the Board approved continuation of the AIP Advisory Agreement.

FORTY-EIGHT

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us. We are committed to maintaining the confidentiality, integrity and security of your personal information. When you provide personal information, we believe that you should be aware of policies to protect the confidentiality of that information.

We collect the following nonpublic personal information about you:

•
Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•
Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

FORTY-NINE

INVESTMENT ADVISOR
Hatteras Alternative Mutual Funds, LLC
8540 Colonnade Center Drive, Suite 401
Raleigh, NC 27615

DISTRIBUTOR
Hatteras Capital Distributors, LLC
8540 Colonnade Center Drive, Suite 401
Raleigh, NC 27615

ADMINISTRATOR AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
Custodial Trust Company
101 Carnegie Center
Princeton, NJ 08540

LEGAL COUNSEL
Blank Rome LLP
405 Lexington Avenue
New York, NY 10174

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
777 East Wisconsin Avenue, Suite 1500
Milwaukee, WI 53202

TOLL FREE TELEPHONE NUMBER:
1-877-569-2382

The Fund’s Statement of Additional Information contains additional information about the Funds’ Trustees and is available without charge upon request by calling 1-877-569-2382 The Funds’ Proxy Voting Policies and Procedures are available without charge upon request by calling 1-877-569-2382, on the Funds’ website, www.hatterasfunds.com, or on the SEC’s website, at www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the twelve months ending June 30, 2009 is available without charge upon request by calling 1-877-569-2382; or on the SEC’s website, at www.sec.gov.

This report must be accompanied or preceded by the Funds’ current prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has made amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there are audit committee financial experts serving on its audit committee.  Joseph Breslin, H. Alexander Holmes, Steve E. Moss, Joy Montgomery Rocklin and Gregory S. Sellers are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2009	FYE 12/31/2008
Audit Fees	$49,000	$76,058
Audit-Related Fees	None	None
Tax Fees	$11,800	$19,330
All Other Fees	None	None

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by KPMG LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2009	FYE 12/31/2008
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2009	FYE 12/31/2008
Registrant	None	None
Registrant’s Investment Adviser	None	None

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Hatteras Alternative Mutual Funds Trust

By (Signature and Title)    /s/ David B. Perkins
David B. Perkins, Chief Executive Officer

Date    March 5, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ David B. Perkins
David B. Perkins, Chief Executive Officer

Date    March 5, 2010

By (Signature and Title)    /s/ Lance Baker
Lance Baker, Chief Financial Officer and Treasurer

Date    March 5, 2010